As Filed with the U.S. Securities and Exchange Commission on March 16, 2009

                                                          File No. 333-_________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                        Pre-Effective Amendment No. ___[ ]
                       Post-Effective Amendment No. ___[ ]

                               RYDEX SERIES FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of Principal Executive Offices) (Zip Code)

                                 (301) 296-5100
              (Registrant's Telephone Number, Including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:            COPIES TO:
Carl G. Verboncoeur                               W. John McGuire
9601 Blackwell Road                               Morgan, Lewis & Bockius LLP
Suite 500                                         1111 Pennsylvania Avenue, N.W.
Rockville, Maryland 20850                         Washington, D.C. 20004

As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

                (Appproximate date of proposed public offering)

     It is proposed that this filing will become effective on April 15, 2009 pursuant to Rule 488.

     No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 April ___, 2009

     Dear Shareholder:

     We wish to provide you with some important information concerning your investment. As a shareholder of the Hedged Equity Fund (the "Acquired Fund"), we wish to inform you that the Board of Trustees of the Rydex Series Funds (the "Trust"), after careful consideration, has approved the reorganization of the Hedged Equity Fund into the Multi-Hedge Strategies Fund, formerly the Absolute Return Strategies Fund, (the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds"). The Acquired Fund and the Surviving Fund pursue similar investment objectives and possess similar policies and are managed by the same portfolio managers.

     We believe that this combination will provide substantial benefits to shareholders. The reorganization will combine a smaller fund into a larger fund. Shareholders could potentially benefit by the growth in assets realized by the combination of the Funds because the Surviving Fund can potentially take advantage of the benefits of any future economies of scale, including the ability to spread certain fixed costs across a larger asset base. Further, the reorganization is intended to be tax-free, for federal income tax purposes, for the Acquired Fund, Surviving Fund, and the Acquired Fund's shareholders. The Reorganization will be accomplished in such a manner as to not dilute your investment.

     Shareholder approval is NOT required to effect the reorganization. At the close of business on May ___, 2009, the Acquired Fund will transfer its assets and liabilities to the Surviving Fund. On that date, you will receive H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund equal in aggregate net asset value to your H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund. We have enclosed a Prospectus/Information Statement that describes the reorganization in greater detail and contains important information about the Surviving Fund.

     THE TRANSACTION WILL NOT REQUIRE ANY ACTION ON YOUR PART. You will automatically receive H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund in exchange for your H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund as of the closing date. If you have questions or would like to discuss alternatives, you may contact us at (800) 820-0888. If you invest through another financial institution, such as a brokerage firm, please contact your financial institution should you have any questions. You are a valued investor and we thank you for your continued investment in the Trust.

                                        Sincerely,


                                        ----------------------------------------
                                        Carl G. Verboncoeur
                                        President

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                        PROSPECTUS/INFORMATION STATEMENT
                                 April ___, 2009

     This Prospectus/Information Statement is being furnished to shareholders of the Hedged Equity Fund (the "Acquired Fund"), a series of Rydex Series Funds (the "Trust"), in connection with an Agreement and Plan of Reorganization (the "Plan") that has been approved by the Board of Trustees of the Trust (the "Board"). Under the Plan, shareholders of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will receive H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund, formerly the Absolute Return Strategies Fund, (the "Surviving Fund" and, together with the Acquired Fund, the "Funds"), a series of the Trust, equal in aggregate value to the aggregate net asset value of the assets transferred by the Acquired Fund to the Surviving Fund less the liabilities of the Acquired Fund that are assumed by the Surviving Fund, as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, the Acquired Fund will be terminated. The Reorganization is expected to be effective on or about May __, 2009.

     The Board believes that the Reorganization is in the best interest of each Fund and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Acquired Fund and its shareholders. Shareholders of the Acquired Fund are not being asked to vote on the Plan or approve the Reorganization.

     The Acquired Fund and the Surviving Fund are each a series of the Trust, a Delaware statutory trust registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company. The Trust currently consists of [56] separate series, including the Acquired Fund and the Surviving Fund. PADCO Advisors, Inc., which operates under the name Rydex Investments ("Rydex" or the "Advisor") serves as the investment adviser to the Acquired Fund and the Surviving Fund. The investment objective of the Surviving Fund is to seek capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Surviving Fund uses multiple investment strategies including the "Long/Short Equity" strategy, which accounts for the largest allocation. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe.

     This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about the Acquired Fund and Surviving Fund and the Reorganization. The prospectuses for the Acquired Fund and the Surviving Fund, dated August 1, 2008, is included with this Prospectus/Information Statement and is incorporated herein by reference.

     A Statement of Additional Information dated April ___, 2009 relating to this Prospectus/Information Statement and the Reorganization has been filed with the SEC and is incorporated by reference into this Prospectus/Information Statement. Additional information relating to the Acquired Fund and Surviving Fund is contained in the Statement of Additional Information dated August 1, 2008, which has been filed with the SEC.

     For a free copy of any of the documents described above, you may call (800) 820-0888, or you may write to Rydex Series Funds at the address listed on the cover of this Prospectus/Information Statement. You may also obtain these documents by accessing the Internet site for Rydex Series Funds at www.rydexinvestments.com. In addition, these documents may be obtained from the EDGAR database on the SEC's Internet site at www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

     This Prospectus/Information Statement and the enclosures are expected to be available to shareholders on or about April __, 2009. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

     AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

SYNOPSIS
   The Reorganization.....................................................
   Comparison of the Investment Objectives and Policies of the Funds......
   Fees and Expenses......................................................
   Purchase and Redemption Procedures; Exchange Procedures; Dividends,
      Distributions.......................................................
PRINCIPAL RISK FACTORS....................................................
INFORMATION ABOUT THE REORGANIZATION......................................
   Material Features of the Agreement and Plan of Reorganization .........
   Reasons For the Reorganization.........................................
   Federal Income Tax Consequences........................................
   Shareholder Rights, Description of the Securities to be Issued.........
   Capitalization
ADDITIONAL INFORMATION ABOUT THE SURVIVING FUND AND THE ACQUIRED FUND.....
COMPARISON OF THE FUNDS...................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................
   Control Persons........................................................
   Principal Shareholders.................................................
ADDITIONAL INFORMATION....................................................
   Investment Adviser.....................................................
FINANCIAL HIGHLIGHTS......................................................
APPENDIX A
AGREEMENT AND PLAN OF REORGANIZATION......................................

                                    SYNOPSIS

     THE REORGANIZATION.

     The Reorganization involves the transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund. The transfer of assets by the Acquired Fund will occur at its then-current market value as determined in accordance with the Acquired Fund's valuation procedures, and shares of the Surviving Fund to be issued to the Acquired Fund will be valued at their then-current net asset value as determined in accordance with the Surviving Fund's valuation procedures. H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund will be distributed, respectively, to shareholders of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund in exchange for their H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund. After completion of the Reorganization, each shareholder of H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will own, respectively, H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund equal in value to the current net asset value of such shareholder's shares of the Acquired Fund. Following the completion of the Reorganization, the Acquired Fund will be liquidated and its registration under the Investment Company Act of 1940 (the "1940 Act") will be terminated.

     The Reorganization is intended to be tax-free for U.S. Federal income tax purposes. This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that it is intended that the Reorganization will be tax-free for the Surviving Fund.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement and Plan of Reorganization (the "Plan"). Among the more significant conditions is the receipt by the Funds of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Funds and their shareholders for federal income tax purposes, as described further below. For more information about the Reorganization, see "Information About the Reorganization" below.

     The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

     COMPARISON OF THE INVESTMENT OBJECTIVES AND POLICIES OF THE ACQUIRED FUND AND SURVIVING FUND.

     The Acquired Fund and Surviving Fund have similar investment objectives. The Surviving Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The Acquired Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. Both Funds seek to achieve these returns with low correlation to and less volatility than equity indices.

     The Acquired Fund and the Surviving Fund pursue similar investment strategies, which correspond to investment styles and strategies used by hedge funds. The primary difference between the two Funds' investment strategies is that the Acquired Fund employs predominately long/short investment styles while the Surviving Fund may utilize multiple strategies, including long/short styles that may be replicated through proprietary quantitative analysis. Historically, over 50% of the Surviving Fund's assets have been allocated to the long/short strategy. A more complete description of the Funds' investment strategies and policies is set forth below.

     The Surviving Fund pursues multiple investment styles or mandates that correspond to investment strategies widely employed by hedge funds, including strategies sometimes referred to as absolute return strategies. In particular, the Fund will pursue those investment strategies that may be replicated through proprietary quantitative style analysis. These investment strategies include, but are not limited to: Long/Short Equity; Equity Market Neutral; Fixed Income Arbitrage; Merger Arbitrage; and Global Macro. The Surviving Fund may be long or short in a broad mix of financial assets including small, mid, and large-capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds, and corporate debt. The Surviving Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Surviving Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

     The Acquired Fund pursues a long/short investment strategy by employing multiple investment styles widely used by hedge funds. In particular, the Fund will pursue those long/short investment styles that may be replicated through proprietary quantitative analysis. These long/short investment styles include, but are not limited to: Long/Short Value; Long/Short Growth; Long/Short Momentum; and Covered Call Writing. Under normal circumstances, the Acquired Fund invests at least 80% of its net assets in long and short positions in small, mid, and large-capitalization U.S. and foreign common stocks or derivatives thereof, which primarily consist of futures, options and swap agreements, American Depositary Receipts, and securities of other investment companies. This is a non-fundamental policy that can be changed by the Fund upon 60 days' notice to shareholders. The Fund may invest its remaining assets in directional and non-directional fixed income investments. The Fund is non-diversified and, therefore, may invest in a greater percentage of assets in a particular issuer in comparison to a diversified fund.

     For further information about the Funds' investment objectives and policies, see "Comparison of the Funds--Investment Objectives and Strategies."

FEES AND EXPENSES.

     The following table sets forth: (i) the fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Hedged Equity Fund for the year ended March 31, 2008; (ii) the fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund for the year ended March 31, 2008; and (iii) the estimated fees and expenses of the H-Class Shares, A-Class Shares, and C-Class Shares of the Multi-Hedge Strategies Fund on a pro forma basis after giving effect to the Reorganization, for the year ended March 31, 2008.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                                                                   PRO FORMA
                                                                                                                COMBINED MULTI-
                                                                                                                     HEDGE
                                                      HEDGED EQUITY                    MULTI-HEDGE              STRATEGIES FUND
                                                           FUND                      STRATEGIES FUND            (SURVIVING FUND)
                                               ----------------------------  ----------------------------  -------------------------
                                                                                          A-        C-       H-       A-        C-
                                               H-Class   A-Class   C-Class    H-Class    Class     Class   Class     Class    Class
                                                Shares    Shares    Shares    Shares    Shares    Shares   Shares   Shares   Shares
                                               -------   --------  --------  --------  --------  --------  ------  --------  -------
SHAREHOLDER FEES
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of initial
   sales price)(1) ..........................   N/A      4.75%     None       N/A      4.75%     None        N/A     4.75%    None
Maximum Deferred Sales Charge (Load)
   (as a percentage of initial purchase
   price or current market value,
   whichever is less)(2) ....................   N/A      None(3)   1.00%      N/A      None(3)   1.00%       N/A     None(3)  1.00%
Redemption Fee (charged only to shares
   redeemed or exchanged within 30 days
   of purchase) .............................  1.00%     1.00%     1.00%     1.00%     1.00%     1.00%      1.00%    1.00%    1.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees .............................  1.15%     1.15%     1.15%     1.15%     1.15%     1.15%      1.15%    1.15%    1.15%
Distribution and Shareholder Service
   (12b-1) Fees .............................  0.25%     0.25%     1.00%     0.25%     0.25%     1.00%      0.25%    0.25%    1.00%
Short Dividend Expenses .....................  0.63%(5)  0.63%(5)  0.63%(5)  0.55%(5)  0.55%(5)  0.55%(5)   0.56%    0.56%    0.56%
Remaining other Expenses ....................  None      0.01%     None      None      0.01%     0.01%      0.00%    0.01%    0.01%
Total Other Expenses(4) .....................  0.63%(6)  0.64%(6)  0.63%(6)  0.55%(6)  0.56%(6)  0.56%(6)   0.56%    0.57%    0.57%
Acquired Fund Fees and Expenses .............  0.06%(7)  0.06%(7)  0.06%(7)  0.05%(7)  0.05%(7)  0.05%(7)   0.05%    0.05%    0.05%
Total Annual Fund Operating Expenses ........  2.09%     2.10%     2.84%     2.00%     2.01%     2.76%      2.01%    2.02%    2.77%

(1) Represents the maximum sales charge (load) imposed on purchases. This sales charge varies depending on how much you invest. You may pay less than the maximum sales charge because of waivers and reduced sales charges that may be available.

(2) The deferred sales charge applies for the first year following purchase and will be waived for customers of financial intermediaries that have entered into an arrangement with Rydex Distributors, Inc. (the "Distributor") to forego transaction-based compensation in connection with the initial purchase.

(3) For investments of $1 million or more, A-Class Shares are sold at net asset value ("NAV"), without any up-front sales charge. However, if you sell your shares within 18 months of purchase, you will normally have to pay a 1.00% contingent-deferred sales charge ("CDSC") based on your initial purchase price or current market value, whichever is lower.

(4) The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(5) Short Dividend Expense occurs because the Fund short-sells an equity security to gain the inverse exposure necessary to meet its investment objective. The Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Hedged Equity Fund would have equaled 1.46% for H-Class Shares, 1.47% for A-Class Shares, and 2.21% for C-Class Shares. The expense ratio for the Multi-Hedge Strategies Fund would have equaled 1.45% for H-Class Shares, 1.46% for A-Class Shares, and 2.21% for C-Class Shares.

(6) The Advisor has contractually agreed to pay all expenses of the Fund, excluding interest expense and taxes (expected to be de minimus), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(7) As a shareholder in certain funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Funds Fees and Expenses" are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes, and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. "Acquired Funds Fees and Expenses" will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown.

Example: This Example is intended to help you compare the current cost of investing in the Acquired Fund and the Surviving Fund, and also allows you to compare these costs with the cost of investing in other mutual funds. Your actual costs may be higher or lower.

     The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the period. In addition, the Example assumes that each year your investment has a 5% return, a Fund's operating expenses remain the same and you reinvest all dividends and distributions.

                                                                    1       3        5       10
                                                                  YEAR    YEARS    YEARS    YEARS
                                                                  ----   ------   ------   ------
HEDGED EQUITY FUND
H-Class Shares.................................................   $212   $  655   $1,124   $2,421
A-Class Shares.................................................   $678   $1,102   $1,550   $2,791
C-Class Shares
   If you sell your shares at the end of the period: ..........   $387   $  880   $1,499   $3,166
   If you do not sell your shares at the end of the period: ...   $287   $  880   $1,499   $3,166
MULTI-HEDGE STRATEGIES FUND
H-Class Shares.................................................   $203   $  627   $1,078   $2,327
A-Class Shares.................................................   $669   $1,076   $1,506   $2,702
C-Class Shares
   If you sell your shares at the end of the period: ..........   $379   $  856   $1,459   $3,090
   If you do not sell your shares at the end of the period: ...   $279   $  856   $1,459   $3,090
PRO FORMA COMBINED MULTI-HEDGE STRATEGIES FUND
H-Class Shares.................................................   $204   $  631   $1,083   $2,338
A-Class Shares.................................................   $670   $1,078   $1,511   $2,712
C-Class Shares
   If you sell your shares at the end of the period: ..........   $380   $  859   $1,464   $3,099
   If you do not sell your shares at the end of the period: ...   $280   $  859   $1,464   $3,099

     The projected post-Reorganization pro forma Annual Fund Operating Expenses and Example Expenses presented above are based on numerous material assumptions, including (1) that the current contractual agreements will remain in place and
(2) that certain fixed costs involved in operating the Acquired Fund will be eliminated. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, including the future level of the Surviving Fund's assets, many of which are beyond the control of the Surviving Fund and the Advisor.

PURCHASE AND REDEMPTION PROCEDURES; EXCHANGE PROCEDURES; DIVIDENDS, DISTRIBUTIONS AND PRICING.

     Procedures for purchasing, redeeming and exchanging shares of the Surviving Fund are the same as those of the Acquired Fund. Additionally, each Fund intends to pay out as dividends substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carry-forwards). Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interests of the shareholders of a Fund. The Funds determine their net asset value per share as of the close of regular trading hours on the New York Stock Exchange (normally 4:00 p.m., Eastern time). The Funds' procedures for valuing their assets are the same.

     The principal risks of investments in the Acquired Fund and Surviving Fund are similar. All risks are the same, but the Surviving Fund also has Credit Default Swap Risk, Currency Risk and High Yield Risk.

              RISKS APPLICABLE TO ACQUIRED FUND AND SURVIVING FUND

Counterparty Credit Risk         The Funds may invest in financial instruments
(both Funds)                     involving counterparties for the purpose of
                                 attempting to gain exposure to a particular
                                 group of securities, index or asset class
                                 without actually purchasing those securities or
                                 investments, or to hedge a position. Such
                                 financial instruments include, but are not
                                 limited to, total return, index, interest rate,
                                 and credit default swap agreements. The Funds
                                 will use short-term counterparty agreements to
                                 exchange the returns (or differentials in rates
                                 of return) earned or realized in particular
                                 predetermined investments or instruments. The
                                 Funds will not enter into any agreement with a
                                 counterparty unless the Advisor believes that
                                 the other party to the transaction is
                                 creditworthy. The use of swap agreements and
                                 similar instruments involves risks that are
                                 different from those associated with ordinary
                                 portfolio securities transactions. For example,
                                 the Funds bears the risk of loss of the amount
                                 expected to be received under a swap agreement
                                 in the event of the default or bankruptcy of a
                                 swap agreement counterparty. If a counterparty
                                 defaults on its payment obligations to the
                                 Funds, this default will cause the value of
                                 your investment in the Funds to decrease. In
                                 addition, the Funds may enter into swap
                                 agreements with a limited number of
                                 counterparties, which may increase the Fund's
                                 exposure to counterparty credit risk. Swap
                                 agreements also may be considered to be
                                 illiquid.

Credit Default Swap Risk         The Surviving Fund may enter into credit
(Surviving Fund only)            default swap agreements. A credit default swap
                                 agreement is an agreement between two parties:
                                 a buyer of credit protection and a seller of
                                 credit protection. The Fund may be either the
                                 buyer of credit protection against a designated
                                 event of default, restructuring or other credit
                                 related event (each a "Credit Event") or the
                                 seller of credit protection in a credit default
                                 swap. The buyer in a credit default swap
                                 agreement is obligated to pay the seller a
                                 periodic stream of payments over the term of
                                 the swap agreement. If no Credit Event occurs,
                                 the seller of credit protection will have
                                 received a fixed rate of income throughout the
                                 term of the swap agreement. If a Credit Event
                                 occurs, the seller of credit protection must
                                 pay the buyer of credit protection the full
                                 notional value of the reference obligation
                                 through either physical settlement or cash
                                 settlement. If no Credit Event occurs, the
                                 buyer of credit protection will have made

                                 a series of periodic payments through the term of the swap agreement. However, if a Credit
                                 Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Fund's credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Fund invests.

Currency Risk                    The Surviving Fund's indirect and direct
(Surviving Fund only)            exposure to foreign currencies subjects the
                                 Funds to the risk that those currencies will
                                 decline in value relative to the U.S. Dollar,
                                 or, in the case of short positions, that the
                                 U.S. Dollar will decline in value relative to
                                 the currency being hedged. Currency rates in
                                 foreign countries may fluctuate significantly
                                 over short periods of time for a number of
                                 reasons, including changes in interest rates
                                 and the imposition of currency controls or
                                 other political developments in the U.S. or
                                 abroad. In addition, the Fund may incur
                                 transaction costs in connection with
                                 conversions between various currencies. The
                                 Fund may, but are not obligated to, engage in
                                 currency hedging transactions, which generally
                                 involve buying currency forward, options or
                                 futures contracts. However, not all currency
                                 risk may be effectively hedged, and in some
                                 cases the costs of hedging techniques may
                                 outweigh expected benefits. In such instances,
                                 the value of securities denominated in foreign
                                 currencies can change significantly when
                                 foreign currencies strengthen or weaken
                                 relative to the U.S. Dollar.

Depositary Receipt Risk          The Funds may hold the securities of non-U.S.
(both Funds)                     companies in the form of American Depositary
                                 Receipts or ADRs. ADRs are negotiable
                                 certificates issued by a U.S. financial
                                 institution that represent a specified number
                                 of shares in a foreign stock and trade on a
                                 U.S. national securities exchange, such as the
                                 NYSE. The Funds will primarily invest in
                                 sponsored ADRs, which are issued with the
                                 support of the issuer of the foreign stock
                                 underlying the ADRs and which carry all of the
                                 rights of common
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                                 shares, including voting rights. The underlying
                                 securities of the ADRs in the Funds' portfolio
                                 are usually denominated or quoted in currencies
                                 other than the U.S. Dollar. As a result,
                                 changes in foreign currency exchange rates may
                                 affect the value of the Funds' portfolio.
                                 Generally, when the U.S. Dollar rises in value
                                 against a foreign currency, a security
                                 denominated in that currency loses value
                                 because the currency is worth fewer U.S.
                                 Dollars. In addition, because the underlying
                                 securities of ADRs trade on foreign exchanges
                                 at times when the U.S. markets are not open for
                                 trading, the value of the securities underlying
                                 the ADRs may change materially at times when
                                 the U.S. markets are not open for trading,
                                 regardless of whether there is an active U.S.
                                 market for shares of the Fund. Investments in
                                 the underlying foreign securities may involve
                                 risks not typically associated with investing
                                 in U.S. companies. Foreign securities markets
                                 generally have less trading volume and less
                                 liquidity than U.S. markets, and prices in some
                                 foreign markets can be extremely volatile due
                                 to increased risks of adverse issuer,
                                 political, regulatory, market, or economic
                                 developments. Many foreign countries lack
                                 accounting and disclosure standards comparable
                                 to those that apply to U.S. companies, and it
                                 may be more difficult to obtain reliable
                                 information regarding a foreign issuer's
                                 financial condition and operations. In
                                 addition, transaction costs and costs
                                 associated with custody services are generally
                                 higher for foreign securities than they are for
                                 U.S. securities.

Derivatives Risk                 The Funds may invest a percentage of their
(both Funds)                     assets in derivatives, such as futures and
                                 options contracts, to pursue their investment
                                 objectives. The use of such derivatives may
                                 expose the Funds to additional risks that it
                                 would not be subject to if it invested directly
                                 in the securities underlying those derivatives.
                                 The Funds may use futures contracts and related
                                 options for bona fide hedging purposes to
                                 offset changes in the value of securities held
                                 or expected to be acquired. They may also be
                                 used to gain exposure to a particular market or
                                 instrument, to create a synthetic money market
                                 position, and for certain other tax-related
                                 purposes. The Funds will only enter into
                                 futures contracts traded on a national futures
                                 exchange or board of trade. Futures and options
                                 contracts are described in more detail below:

                                      FUTURES CONTRACTS - Futures contracts and
                                      options on futures contracts provide for
                                      the
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                                      future sale by one party and purchase by
                                      another party of a specified amount of a
                                      specific security at a specified future
                                      time and at a specified price. An option
                                      on a futures contract gives the purchaser
                                      the right, in exchange for a premium, to
                                      assume a position in a futures contract at
                                      a specified exercise price during the term
                                      of the option. Index futures are futures
                                      contracts for various indices that are
                                      traded on registered securities exchanges.

                                      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell
                                      (a put option) a certain quantity of a
                                      security (the underlying security) or
                                      instrument at a certain price up to a
                                      specified point in time. The seller or
                                      writer of an option is obligated to sell
                                      (a call option) or buy (a put option) the underlying security. When writing
                                      (selling) call options on securities, the Funds may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security.
                                      Alternatively, the Funds may cover its
                                      positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Funds.

                                      The risks associated with the use of
                                      futures and options contracts include:

                                           -    The Funds experiencing losses
                                                that exceed losses experienced
                                                by funds that do not use futures
                                                contracts and options.

                                           -    There may be an imperfect
                                                correlation between the changes
                                                in market value of the
                                                securities held by the Funds and
                                                the prices of futures and
                                                options on futures.

                                           -    Although the Funds will only
                                                purchase exchange-traded
                                                futures, due to market
                                                conditions there may not always
                                                be a liquid secondary market for
                                                a futures contract. As a result,
                                                the Funds may be unable to close
                                                out its futures contracts at a
                                                time which is advantageous.

                                           -    Trading restrictions or
                                                limitations may be imposed by an
                                                exchange, and government
                                                regulations may restrict trading
                                                in futures contracts and
                                                options.

                                           -    Because option premiums paid or
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                                                received by the Funds are small
                                                in relation to the market value
                                                of the investments underlying
                                                the options, buying and selling
                                                put and call options can be more
                                                speculative than investing
                                                directly in securities.

Early Closing Risk               The normal close of trading of securities
(both Funds)                     listed on NASDAQ and the NYSE is 4:00 p.m.,
                                 Eastern Time. Unanticipated early closings of
                                 securities exchanges and other financial
                                 markets may result in the Funds' inability to
                                 buy or sell securities or other financial
                                 instruments on that day. If an exchange or
                                 market closes early on a day when the Funds
                                 need to execute a high volume of trades late in
                                 a trading day, the Funds might incur
                                 substantial trading losses.

Fixed Income Risk                The Funds may invest in fixed income securities
(both Funds)                     or related instruments. The market value of
                                 fixed income investments, and financial
                                 instruments related to those fixed income
                                 investments, will change in response to
                                 interest rate changes and other factors, such
                                 as changes in the effective maturities and
                                 credit ratings of fixed income investments.
                                 During periods of falling interest rates, the
                                 values of outstanding fixed income securities
                                 generally rise. Falling interest rates may
                                 cause an issuer to redeem or "call" a security
                                 before its stated maturity, which may result in
                                 the Fund having to reinvest the proceeds in
                                 lower yielding securities. Conversely, during
                                 periods of rising interest rates, the values of
                                 such securities and related financial
                                 instruments generally decline. While securities
                                 with longer maturities tend to produce higher
                                 yields, the prices of longer maturity
                                 securities are also subject to greater market
                                 fluctuations as a result of changes in interest
                                 rates. Fixed income investments are also
                                 subject to credit risk, which is the
                                 possibility that the credit strength of an
                                 issuer will weaken and/or an issuer of a debt
                                 security will fail to make timely payments of
                                 principal or interest and the security will go
                                 into default.

High Yield Risk                  The Surviving Fund may invest in high yield
(Surviving Fund only)            securities and unrated securities of similar
                                 credit quality (commonly known as "junk
                                 bonds"). High yield securities generally pay
                                 higher yields (greater income) than investment
                                 in higher quality securities; however, high
                                 yield securities and junk bonds may
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                                 be subject to greater levels of interest rate,
                                 credit and liquidity risk than funds that do
                                 not invest in such securities, and are
                                 considered predominantly speculative with
                                 respect to an issuer's continuing ability to
                                 make principal and interest payments. The value
                                 of these securities often fluctuates in
                                 response to company, political, or economic
                                 developments and declines significantly over
                                 short periods of time or during periods of
                                 general economic difficulty. An economic
                                 downturn or period of rising interest rates
                                 could adversely affect the market for these
                                 securities and reduce the ability of the Fund
                                 or an underlying fund to sell these securities
                                 (liquidity risk). These securities can also be
                                 thinly traded or have restrictions on resale,
                                 making them difficult to sell at an acceptable
                                 price. If the issuer of a security is in
                                 default with respect to interest or principal
                                 payments, the Fund or an underlying fund may
                                 lose its entire investment.

Investment in Investment         The Funds may purchase shares of investment
Companies Risk (both Funds)      companies, such as exchange-traded funds, unit
                                 investment trusts, and closed-end investment
                                 companies to gain exposure to a particular
                                 portion of the market while awaiting an
                                 opportunity to purchase securities directly.
                                 The Funds may regularly invest in other
                                 investment companies, some of which may also
                                 invest in investment companies, and
                                 exchange-traded funds or ETFs. When the Funds
                                 invest in an investment company, in addition to
                                 directly bearing the expenses associated with
                                 its own operations, it will bear a pro rata
                                 portion of the investment company's expenses.
                                 Further, in part because of these additional
                                 expenses, the performance of an investment
                                 company may differ from the performance the
                                 Funds would achieve if it invested directly in
                                 the underlying investments of the investment
                                 company. In addition, while the risks of owning
                                 shares of an investment company generally
                                 reflect the risks of owning the underlying
                                 investments of the investment company, the
                                 Funds may be subject to additional or different
                                 risks than if the Funds had invested directly
                                 in the underlying investments. For example,
                                 shares of an exchange-traded fund are traded at
                                 market prices, which may vary from the net
                                 asset value of its underlying investments.
                                 Also, the lack of liquidity in an
                                 exchange-traded fund can contribute to the
                                 increased volatility of its value in comparison
                                 to the value of the underlying portfolio
                                 securities. The Funds may invest in investment
                                 companies and other pooled
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                                 investment vehicles that are not registered
                                 pursuant to the Investment Company Act of 1940,
                                 and therefore, not subject to the regulatory
                                 scheme of the Investment Company Act of 1940.

Large-Capitalization             The Funds are subject to the risk that
Securities Risk                  large-capitalization stocks may underperform
(both Funds)                     other segments of the equity market or the
                                 equity market as a whole.

Leveraging Risk                  The Funds achieve leveraged exposure to their
(both Funds)                     respective underlying indices through the use
                                 of derivative instruments. The more the Funds
                                 invest in derivative instruments that give rise
                                 to leverage, the more this leverage will
                                 magnify any losses on those investments.
                                 Leverage will cause the value of the Funds'
                                 shares to be more volatile than if the Funds
                                 did not use leverage. This is because leverage
                                 tends to exaggerate the effect of any increase
                                 or decrease in the value of the Funds'
                                 portfolio securities or other investments. The
                                 Funds will engage in transactions and purchase
                                 instruments that give rise to forms of
                                 leverage. Such transactions and instruments may
                                 include, among others, the use of reverse
                                 repurchase agreements and other borrowings, the
                                 investment of collateral from loans of
                                 portfolio securities, the use of when issued,
                                 delayed-delivery or forward commitment
                                 transactions or short sales. The use of
                                 leverage may also cause the Funds to liquidate
                                 portfolio positions when it would not be
                                 advantageous to do so in order to satisfy its
                                 obligations or to meet segregation
                                 requirements. Certain types of leveraging
                                 transactions, such as short sales that are not
                                 "against the box," could theoretically be
                                 subject to unlimited losses in cases where the
                                 Funds for any reason, is unable to close out
                                 the transaction. In addition, to the extent the
                                 Funds borrows money, interest costs on such
                                 borrowed money may not be recovered by any
                                 appreciation of the securities purchased with
                                 the borrowed funds and could exceed the Funds'
                                 or an investment income, resulting in greater
                                 losses. The value of the Funds' shares will
                                 tend to increase or decrease more than the
                                 value of any increase or decrease in its
                                 underlying index due to the fact that the
                                 Funds' investment strategies involve
                                 consistently applied leverage. Leverage will
                                 also have the effect of magnifying tracking
                                 error risk.

Market Risk                      The Funds may invest in public and privately
(both Funds)                     issued
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                                 securities, which may include common and
                                 preferred stocks, bonds, warrants, and rights,
                                 as well as derivatives and financial
                                 instruments that attempt to track the price
                                 movement of securities or commodities indices.
                                 Investments in securities and other financial
                                 instruments, in general, are subject to market
                                 risks that may cause their prices to fluctuate
                                 over time. The Funds' investments may decline
                                 in value due to factors affecting securities or
                                 commodities markets generally, or particular
                                 countries, segments, economic sectors,
                                 industries or companies within those markets.
                                 The value of a security may decline due to
                                 general economic and market conditions which
                                 are not specifically related to a particular
                                 issuer, such as real or perceived adverse
                                 economic conditions or changes in interest or
                                 currency rates. The value of securities
                                 convertible into equity securities, such as
                                 warrants or convertible debt, is also affected
                                 by prevailing interest rates, the credit
                                 quality of the issuer and any call provision.
                                 Fluctuations in the value of securities and
                                 financial instruments in which the Fund or an
                                 underlying fund invests will cause the net
                                 asset value of the Fund to fluctuate.
                                 Historically, the markets have moved in cycles,
                                 and the value of the Funds' securities and
                                 other financial instruments may fluctuate
                                 drastically from day to day. Because of its
                                 link to the markets, an investment in the Funds
                                 may be more suitable for long-term investors
                                 who can bear the risk of short-term principal
                                 fluctuations, which at times may be
                                 significant.

Non-Diversification Risk         To the extent that the Funds invest a
(both Funds)                     significant percentage of its assets in a
                                 limited number of issuers, the Funds are
                                 subject to the risks of investing in those few
                                 issuers, and may be more susceptible to a
                                 single adverse economic or regulatory
                                 occurrence. As a result, changes in the market
                                 value of a single security could cause greater
                                 fluctuations in the value of Funds share than
                                 would occur in a diversified fund.

Portfolio Turnover Risk          The Funds' strategies may frequently involve
(both Funds)                     buying and selling portfolio securities to
                                 rebalance the Funds' exposure to various market
                                 sectors. Higher portfolio turnover may result
                                 in the Funds paying higher levels of
                                 transaction costs and generating greater tax
                                 liabilities for shareholders. Portfolio
                                 turnover risk may cause the Funds' performance
                                 to be less than you expect.
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Short Sales Risk                 Short sales are transactions in which the Fund
(both Funds)                     sells a security it does not own. To complete
                                 the transaction, the Fund must borrow the
                                 security to make delivery to the buyer. The
                                 Fund is then obligated to replace the security
                                 borrowed by purchasing the security at the
                                 market price at the time of replacement. The
                                 price at such time may be higher or lower than
                                 the price at which the security was sold by the
                                 Fund. If the underlying security goes down in
                                 price between the time the Fund sells the
                                 security and buys it back, the Fund will
                                 realize a gain on the transaction. Conversely,
                                 if the underlying security goes up in price
                                 during the period, the Fund will realize a loss
                                 on the transaction. Any such loss is increased
                                 by the amount of premium or interest the Fund
                                 must pay to the lender of the security.
                                 Likewise, any gain will be decreased by the
                                 amount of premium or interest the Fund must pay
                                 to the lender of the security. The Fund is also
                                 required to segregate other assets on its books
                                 to cover its obligation to return the security
                                 to the lender which means that those other
                                 assets may not be available to meet the Fund's
                                 needs for immediate cash or other liquidity.
                                 The Fund's investment performance may also
                                 suffer if the Fund is required to close out a
                                 short position earlier than it had intended.
                                 This would occur if the securities lender
                                 required the Fund to deliver the securities the
                                 Fund borrowed at the commencement of the short
                                 sale and the Fund was unable to borrow the
                                 securities from another securities lender or
                                 otherwise obtain the security by other means.
                                 In addition, the Fund may be subject to
                                 expenses related to short sales that are not
                                 typically associated with investing in
                                 securities directly, such as costs of borrowing
                                 and margin account maintenance costs associated
                                 with the Fund's open short positions. These
                                 expenses negatively impact the performance of
                                 the Fund. For example, when the Fund short
                                 sells an interest-bearing security, such as a
                                 bond, it is obligated to pay the interest on
                                 the security it has sold. This cost is
                                 partially offset by the interest earned by the
                                 Fund on the investment of the cash generated by
                                 the short sale. Similarly, when the Fund sells
                                 short an equity security that pays a dividend,
                                 it is obligated to pay the dividend on the
                                 security it has sold. However, a dividend paid
                                 on a security sold short generally reduces the
                                 market value of the shorted security and thus,
                                 increases the Fund's unrealized gain or reduces
                                 the Fund's unrealized loss on its short sale
                                 transaction. To the extent that the interest
                                 rate and/or
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                                 dividend that the Fund is obligated to pay is
                                 greater than the interest earned by the Fund on
                                 investments, the performance of the Fund will
                                 be negatively impacted. These types of short
                                 sales expenses are sometimes referred to as the
                                 "negative cost of carry," and will tend to
                                 cause the Fund to lose money on a short sale
                                 even in instances where the price of the
                                 underlying security sold short does not change
                                 over the duration of the short sale.

Small Capitalization and         In comparison to securities of companies with
Mid-Capitalization Securities    larger capitalizations, securities of small and
Risk                             medium-capitalization companies may have more
(both Funds)                     price volatility, greater spreads between their
                                 bid and ask prices, significantly lower trading
                                 volumes, and cyclical or static growth
                                 prospects. Small and medium-capitalization
                                 companies often have limited product lines,
                                 markets or financial resources, and may
                                 therefore be more vulnerable to adverse
                                 developments than larger capitalization
                                 companies. These securities may or may not pay
                                 dividends. Small and medium-capitalization
                                 stocks may underperform other segments of the
                                 equity market or the equity market as a whole.

Trading Halt Risk (both Funds)   The Funds typically will hold short-term
                                 options and futures contracts. The major
                                 exchanges on which these contracts are traded,
                                 such as the Chicago Mercantile Exchange, have
                                 established limits on how much an option or
                                 futures contract may decline over various time
                                 periods within a day. In addition, the major
                                 securities exchanges, such as the NYSE, have
                                 established limits on how much the securities
                                 market, based on the Dow Jones Industrial
                                 Average(SM), may decline over various time
                                 periods within a day. If the price of a
                                 security, an option or a futures contract
                                 declines more than the established limits,
                                 trading on the exchange is halted on that
                                 instrument. If a trading halt occurs, the Funds
                                 may temporarily be unable to purchase or sell
                                 the options, futures contracts or securities
                                 that are the subject of the trading halt. Such
                                 a trading halt near the time the Funds price
                                 their shares may limit the Funds' ability to
                                 use leverage and may prevent the Funds from
                                 achieving its investment objective. In such an
                                 event, the Funds also may be required to use a
                                 "fair value" method to price its outstanding
                                 contracts or securities.
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                      INFORMATION ABOUT THE REORGANIZATION

     MATERIAL FEATURES OF THE PLAN.

     The Plan sets forth the terms and conditions of the Reorganization. A complete copy of the Plan is attached as Appendix A. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a copy of which is included in this Prospectus/Information Statement.

     Pursuant to the Reorganization Agreement, the Surviving Fund will acquire all of the Acquired Fund's assets and liabilities. In exchange, the Surviving
Fund will issue to the Acquired Fund H-Class Shares, A-Class Shares and C-Class
Shares of the Surviving Fund having an aggregate net asset value equal to the aggregate value of the Acquired Fund's assets so acquired. The Acquired Fund will then immediately make a pro rata distribution of such Surviving Fund
H-Class Shares, A-Class Shares and C-Class Shares to the Acquired Fund
Shareholders in complete liquidation of the Acquired Fund.

     As a result of the Reorganization, each of the Acquired Fund's Shareholders will receive the number of full and fractional H-Class Shares, A-Class Shares and C-Class Shares of the Surviving Fund that are equal in value to that shareholder's pro rata interest in the net assets transferred to the Surviving
Fund as of the close of business at the Effective Time. As a result, the Acquired Fund shareholders will become shareholders of the Surviving Fund. It is expected that the value of each Acquired Fund shareholder's account in the Surviving Fund immediately after the Reorganization will be the same as the value of that Shareholder's Acquired Fund account immediately prior to the Reorganization. Acquired Fund shareholders will not pay any sales load or sales commissions on the Surviving Fund H-Class Shares, A-Class Shares and C-Class
Shares they receive in the Reorganization or on Acquired Fund shares they surrender in the Reorganization.

     The completion of the Reorganization is subject to certain conditions set forth in the Reorganization Agreement, including the following:

-    The Reorganization may be terminated at any time prior to the Closing Date;

          - By either party upon a misrepresentation, breach of warranty or failure to perform any agreement or covenant by the other party in any of its representations, warranties, agreements or covenants set forth in the Reorganization Agreement; or

          - By the Board of Trustees of the Trust, in the good faith opinion of such Board, make proceeding with the Reorganization not in the best interests of the shareholders of the Surviving Fund or the Acquired Fund, respectively.

- Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by the Plan shall have been received.

     The Plan provides that the Board will declare a dividend or dividends with respect to the Acquired Fund prior to the Effective Time. This dividend, together with all previous dividends, will have the effect of distributing to the shareholders of the Acquired Fund all undistributed ordinary income earned and net capital gains recognized up to and including the Effective Time. The shareholders of the Acquired Fund will recognize ordinary income and capital gain with respect to this distribution and such income and gain may be subject to federal, state and/or local taxes.


     The stock transfer books of the Trust with respect to the Acquired Fund will be permanently closed as of the close of business on the day immediately preceding the Effective Time. Redemption requests received thereafter by the Trust with respect to the Acquired Fund will be deemed to be redemption requests for shares of the Surviving Fund issued pursuant to the Plan. If any shares of the Acquired Fund are represented by a share certificate, the certificate must be surrendered to Trust's transfer agent for cancellation before the Surviving Fund shares issuable to the shareholder pursuant to this Plan will be redeemed. Any special options relating to a shareholders account in the Acquired Fund will transfer over to the Surviving Fund without the need for the shareholder to take any action.

     The Advisor and its affiliates have undertaken to bear and pay the expenses related to the preparation and assembly of this Prospectus/Information Statement and all mailing and other expenses associated with the Reorganization.

     REASONS FOR REORGANIZATION.

     The Board considered the Reorganization at a meeting held on February 26, 2009, and approved the Plan. In approving the Reorganization, the Board of the Acquired Fund determined that it is in the best interests of the Acquired Fund and its shareholders to reorganize the Acquired Fund into the Surviving Fund. In making this determination, the Board of the Acquired Fund considered a number of factors, including:

          - the interests of the Acquired Fund's shareholders and the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization;

          - the similarity of the investment strategies of the Acquired Fund to those of the Surviving Fund;

          - the greater asset size of the Surviving Fund relative to that of the Acquired Fund and the possibility that greater aggregate assets upon consummation of the Reorganization would allow the Surviving Fund to take advantage of the possible benefits of a larger asset base, including economies of scale and spreading costs across a larger asset base to the potential benefit of all shareholders;

          - the future prospects of the Acquired Fund if the Reorganization was not effected, including the Acquired Fund's continuing viability as a stand-alone series of the Trust;

          - that the Reorganization is intended to be tax-free for U.S. federal income tax purposes for shareholders of the Acquired Fund;

          - that the management fee with respect to the Acquired Fund is identical to that of the Surviving Fund; and

          - that the expenses of the Reorganization would not be borne by the Funds' shareholders.

     The Board of the Surviving Fund has also determined that the consummation of the Reorganization is in the best interests of the shareholders of the Surviving Fund and that the interests of the Surviving Fund's shareholders would not be diluted as a result of the proposed reorganization.

     FEDERAL INCOME TAX CONSEQUENCES

     Each Fund intends to qualify as of the Effective Time as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, each of the Funds has been, and expects to continue to be, relieved of all or substantially all federal income taxes. Consummation of the transaction is subject to the condition that the Trust receive an opinion from Morgan, Lewis & Bockius LLP, subject to appropriate factual assumptions and customary representations, to the effect that for federal income tax purposes:

     (1) The transfer of all of the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for shares of the Surviving Fund and the distribution to shareholders of the Acquired Fund of shares of the Surviving Fund, as described in the Plan, will constitute a tax-free "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund each will be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any, or the distribution by the Acquired Fund to its shareholders of shares of the Surviving Fund received as a result of the Reorganization;

     (3) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the shares of the Surviving Fund and the assumption by the Surviving Fund of all of the Acquired Fund's liabilities, if any;

     (4) The aggregate tax basis of the Surviving Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the shareholder's Acquired Fund shares exchanged therefore;

     (5) The tax basis of the assets of the Acquired Fund received by the Surviving Fund pursuant to the Reorganization will be the same as the tax basis of such assets to the Acquired Fund immediately before the Reorganization;

     (6) The holding period for the shares of the Surviving Fund issued in the Reorganization will include the holding period of the shares of the Acquired Fund exchanged therefore, provided that the shareholder held such shares of the Acquired Fund as capital assets;

     (7) The holding period of the assets of the Acquired Fund received by the Surviving Fund in the Reorganization will include the period for which such assets were held by the Acquired Fund; and

     (8) No gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for shares of the Surviving Fund as part of the Reorganization.

     No opinion will be expressed as to the effect of the Reorgnaization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or the Surviving Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

     As of September 30, 2008, the Acquired Fund had unutilized capital loss carry-forwards of approximately $0. The final amount of unutilized capital loss carry-forwards for the Acquired Fund is subject to change and will not be finally determined until the Effective Time of the Reorganization. Under

Section 382 of the Code, the ability of the Surviving Fund to fully utilize the capital loss carry-forwards of the Acquired Fund may be limited because the Reorganization will result in a change in control of the Acquired Fund. Therefore, the capital loss carry-forwards that may be utilized as tax deductions by the Surviving Fund will be limited each taxable year to an amount equal to the value of the capital stock of the Acquired Fund at the time of the Reorganization multiplied by an interest rate set monthly by the Internal Revenue Service that approximates a tax-exempt bond yield.

     The Funds have not sought a tax ruling on the federal tax consequences of the Reorganization from the Internal Revenue Service ("IRS"). The opinion from Morgan, Lewis & Bockius LLP, with respect to the federal income tax consequences of the Reorganization described in this section is not binding on the IRS and does not preclude the IRS from adopting a contrary position.

     Shareholders should consult their own advisors concerning the potential tax consequences to them, including state and local income tax consequences.

SHAREHOLDER RIGHTS, DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is organized as a Delaware statutory trust. The Acquired Fund and the Surviving Fund are both series of the Trust and, therefore, shareholders of the Acquired Fund and the Surviving Fund are shareholders of the same legal entity, the Trust. The Trust's Declaration of Trust dated March 13, 1993, as amended on November 2, 1993 and February 25, 2000 ("Declaration of Trust"), the Trust's governing document, does not afford any rights to the shareholders of the Surviving Fund that differ in any material respect from the rights afforded to the shareholders of the Acquired Fund.

     Each share in the Surviving Fund represents an equal proportionate interest in the Surviving Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trust's Board. When sold in accordance with the Declaration of Trust, and for the consideration described in its registration statement, shares of the Surviving Fund will be fully paid and non-assessable.

     Surviving Fund shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. In the event of a liquidation or dissolution of the Surviving Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Surviving Fund and a proportionate distribution, based upon the relative asset values of the Trust's portfolios, of any general assets of the Trust not belonging to any particular portfolio of the Trust which are available for distribution. In the event of a liquidation or dissolution of the Trust, its shareholders will be entitled to the same distribution process.

     The Declaration of Trust does not prescribe any rights or privileges to the shares of the Surviving Fund that differ in any material respect from the rights or privileges prescribed to the shares of the Acquired Fund.

     CAPITALIZATION.

     The Surviving Fund's total capitalization after the Reorganization will be greater than the current capitalization of the Acquired Fund as a result of the combination of the Acquired Fund with the Surviving Fund. The following table sets forth, as of September 30, 2008, on an unaudited basis:

     (1)  the capitalization of the Hedged Equity Fund;

     (2)  the capitalization of the Multi-Hedge Strategies Fund only; and

     (3) the pro forma capitalization of the Multi-Hedge Strategies Fund as adjusted to give effect to the Reorganization

                                                                                 PRO FORMA
                                                                                  COMBINED
                                                               MULTI-HEDGE      MULTI-HEDGE
                                               HEDGED EQUITY    STRATEGIES     STRATEGIES FUND
                                                   FUND            FUND       (SURVIVING FUND)
                                               -------------   ------------   ----------------
TOTAL NET ASSETS ...........................    $20,246,328    $215,998,347     $236,244,675
   H-Class Shares ..........................    $11,600,952    $105,780,495     $117,381,447
   A-Class Shares ..........................    $ 5,542,531    $ 65,136,060     $ 70,678,591
   C-Class Shares ..........................    $ 3,102,845    $ 45,081,792     $ 48,184,637
SHARES OUTSTANDING
   H-Class Shares ..........................        531,878       4,443,476        4,930,706
   A-Class Shares ..........................        254,209       2,737,924        2,970,901
   C-Class Shares ..........................        145,671       1,939,613        2,073,126
NET ASSET VALUE PER SHARE
   H-Class Shares ..........................    $     21.81    $      23.81     $      23.81
   A-Class Shares Maximum Offering Price* ..    $     22.89    $      24.98     $      24.98
   A-Class Shares ..........................    $     21.80    $      23.79     $      23.79
   C-Class Shares ..........................    $     21.30    $      23.24     $      23.24

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%)

     This information is for informational purposes only. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Acquired Fund and the Surviving Fund is likely to be different at the Effective Time as a result of daily share purchase and redemption activity in the Funds. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Surviving Fund that actually will be received on or after such date.

     Prior to the Effective Time, the Advisor reserves the right to sell portfolio securities and/or purchase other securities for the Acquired Fund, to the extent necessary so that the asset composition of the Acquired Fund is consistent with the investment policies and restrictions of the Surviving Fund. To the extent the Acquired Fund sells securities at a gain, current shareholders may receive a capital gain dividend. Transaction costs associated with any such purchases and sales would be borne by the Acquired Fund, which shall result in a decrease in the Acquired Fund's Net Asset Value.

                        ADDITIONAL INFORMATION ABOUT THE
                      SURVIVING FUND AND THE ACQUIRED FUND

     COMPARISON OF THE SURVIVING FUND AND THE ACQUIRED FUND

     The following is a comparison of the investment objectives, principal investment strategies and portfolio management of the Funds.

     MULTI-HEDGE STRATEGIES FUND                   HEDGED EQUITY FUND
         (the Surviving Fund)                      (the Acquired Fund)
-------------------------------------   ----------------------------------------
INVESTMENT OBJECTIVE                    INVESTMENT OBJECTIVE

The Multi-Hedge Strategies Fund seeks   The Hedged Equity Fund seeks to provide
to provide capital appreciation         capital appreciation consistent with the
consistent with the return and risk     return and risk characteristics of the
characteristics of the hedge fund       long/short hedge fund universe.
universe.

The secondary objective is to achieve   The secondary objective is to achieve
these returns with low correlation      these returns with low correlation to
to, and less volatility than, equity    and less volatility than equity indices.
indices. The investment objective of    The investment objective of the Fund is
the Fund is non-fundamental and may     non-fundamental and may be changed
be changed without shareholder          without shareholder approval.
approval.

PRINCIPAL INVESTMENT STRATEGIES         PRINCIPAL INVESTMENT STRATEGIES

The Multi-Hedge Strategies Fund         The Hedged Equity Fund pursues a
pursues multiple investment styles or   long/short investment strategy by
mandates that correspond to             employing multiple investment styles
investment strategies widely employed   widely used by hedge funds. In
by hedge funds, including strategies    particular, the Fund will pursue those
sometimes referred to as absolute       long/short investment styles that may be
return strategies. In particular, the   replicated through proprietary
Fund will pursue those investment       quantitative style analysis. These
strategies that may be replicated       long/short investment styles include,
through proprietary quantitative        but are not limited to, those described
style analysis. These investment        below.
strategies include, but are not
limited to, those described below.

LONG/SHORT EQUITY - Pursuant to a       LONG/SHORT VALUE - Pursuant to a
long/short equity investment            long/short value investment style,
strategy, portfolio managers seek to    portfolio managers seek to profit from
profit from investing on both the       buying long or selling short equities
long and short sides of equity          and/or equity-related securities based
markets. The Advisor seeks to execute   on value signals. The Advisor seeks to
this investment strategy by creating    execute this investment style by
portfolios that include, but are not    creating portfolios that include, but
limited to, one or more of the          are not limited to, one or more of the
following directional and/or            following directional and/or
non-directional positions: long         non-directional positions: long equity,
equity, market neutral value, market    market neutral value and market neutral
neutral capitalization, market          capitalization.
neutral growth and market neutral
momentum.

EQUITY MARKET NEUTRAL - Pursuant to     LONG/SHORT GROWTH - Pursuant to a
an equity market neutral investment     long/short growth investment style,
strategy, portfolio managers seek to    portfolio managers seek to profit from
profit from exploiting pricing          buying long or selling short equities
relationships between different         and/or equity-related securities based
equities or related securities while    on growth signals. The Advisor seeks to
typically hedging exposure to overall   execute this investment style by
equity market movements. The Advisor    creating portfolios that include, but
seeks to execute this strategy by       are not limited to, one or more of the
creating portfolios that may include,   following directional and/or
but are not limited to, one or more     non-directional positions: long equity,
of the following directional and/or     market neutral growth and market neutral
non-directional positions: market       capitalization.
neutral value, market neutral
capitalization, market neutral          LONG/SHORT MOMENTUM - Pursuant to a
growth, market neutral momentum and     long/short momentum investment style,
market neutral illiquidity premiums.    portfolio managers seek to profit from
                                        buying long or selling short equities
FIXED INCOME ARBITRAGE - Pursuant to    and/or equity-related securities based
a fixed income arbitrage investment     on price momentum signals. The Advisor
strategy, portfolio managers seek to    attempts to execute this investment
profit from relationships between       style by creating portfolios that
                                        include, but are not limited to, one or
                                        more of the

different fixed income securities or    following directional and/or
fixed income and equity securities;     non-directional positions: long equity,
leveraging long and short positions     market neutral momentum and market
in securities that are related          neutral capitalization.
mathematically or economically. The
Advisor seeks to execute this           COVERED CALL WRITING - Pursuant to a
strategy by creating portfolios that    covered call writing investment
may include, but are not limited to,    strategy, portfolio managers seek to
one or more of the following            generate potential returns through the
directional and/or non-directional      sale of call options covered by the
positions: long fixed income,           holdings in the portfolio. The Advisor
duration neutral default spreads and    seeks to execute this investment style
convertible arbitrage.                  by creating portfolios that include, but
                                        are not limited to, one or more of the
MERGER ARBITRAGE - Pursuant to a        following directional and/or
merger arbitrage investment strategy,   non-directional positions: long equity
portfolio managers invest               and covered call options.
simultaneously in long and short
positions in both companies involved
in a merger or acquisition. Risk
arbitrageurs typically invest in long
positions in the stock of the company
to be acquired and short the stock of
the acquiring company. The Advisor
seeks to execute this investment
strategy by creating a portfolio
consisting primarily of instruments
that provide exposure to merger
arbitrage spreads.

GLOBAL MACRO - Pursuant to a global
macro strategy, portfolio managers
seek to profit from changes in
currencies, commodity prices, and
market volatility. The Advisor seeks
to execute this strategy by creating
portfolios that include, but are not
limited to, one or more of the
following directional and/or
non-directional positions:
directional currency trades,
directional commodity trades,
currency spread trades, and
volatility arbitrage spread trades.

Each of these investment strategies     Each of these investment styles may
may incorporate one or more             incorporate one or more directional
directional and/or non-directional      and/or non-directional positions. In
positions. In general, directional      general, directional positions seek to
positions seek to benefit from market   benefit from market movement in one
movement in one direction or the        direction or the other. In contrast,
other. In contrast, non-directional     non-directional positions seek to
positions seek to benefit from both     benefit from both upward and downward
upward and downward movement in one     movement in one or more markets. The
or more markets. The Fund will          Fund will predominately have a long
predominately have a long exposure to   exposure to directional and
directional and non-directional         non-directional positions. However,
positions. However, there may be        there may be times that the Fund will
times that the Fund will have a short   have a short exposure to directional
exposure to directional and/or          and/or non-directional positions.
non-directional positions.

The Fund may use moderate leverage      The Fund may use moderate leverage
subject to internally imposed           subject to internally imposed investment
investment constraints designed to      constraints designed to limit the amount
limit the amount of loss resulting      of loss resulting from such leverage.
from such leverage. The Fund's use of   The Fund's use of directional and
directional and non-directional         non-directional positions and internal
positions and internal investment       investment controls result in a
controls result in a portfolio of       portfolio of assets designed to provide
assets designed to provide              appropriate long/short hedge fund
appropriate hedge fund portfolio        portfolio characteristics as well as
characteristics as well as providing    providing risk diversification. The Fund
risk diversification.                   invests in core long positions at all
                                        times and, as a
                                        result, tends to have a long market
                                        bias.

The Fund may be long or short in a      Under normal circumstances, the Fund
broad mix of financial assets           will invest at least 80% of its net
including small, mid, and               assets in long and short positions in
large-capitalization U.S. and foreign   small, mid, and large-capitalization
common stocks, currencies,              U.S. and foreign common stocks or
commodities, futures, options, swap     derivatives thereof, which primarily
agreements, high yield securities,      consist of futures, options and swap
securities of other investment          agreements, American Depositary
companies, American Depositary          Receipts, and securities of other
Receipts, exchange-traded funds, and    investment companies. This is a
corporate debt. The Fund may hold       non-fundamental policy that can be
U.S. government securities or cash      changed by the Fund upon 60 days' notice
equivalents to collateralize its        to shareholders. The Fund may invest its
derivative positions.                   remaining assets in directional and
                                        non-directional fixed income
                                        investments.

The Fund is non-diversified and,        The Fund is non-diversified and,
therefore, may invest a greater         therefore, may invest a greater
percentage of its assets in a           percentage of its assets in a particular
particular issuer in comparison to a    issuer in comparison to a diversified
diversified fund.                       fund.

                        ADVISOR'S INVESTMENT METHODOLOGY
                                  (BOTH FUNDS)

The Advisor develops and implements structured investment strategies designed to achieve each Fund's objective. The Advisor uses quantitative methods to construct portfolios that correlate highly with their respective benchmarks. Statistical techniques are then used to determine the optimal mix of assets for each Fund. The Advisor places particular emphasis on controlling risk relative to each Fund's benchmark or market sector in order to maintain consistency and predictability. The Advisor does not engage in temporary defensive investing, keeping each Fund fully invested in all market environments.

As the result of market observations and internal and external research, the Advisor believes that aggregate hedge fund performance is largely driven by exposure to well recognized structural investment strategies or "Beta." Beta is exposure to any systematic risk for which the investor expects to be rewarded over time. Beta is commonly referred to as market risk. In this context, the Advisor considers exposure to both directional positions (E.G., equity and/or fixed income securities) and non-directional positions (E.G., value and/or corporate default) as Beta. Although hedge fund exposure to these positions varies over time, their exposure to them in the aggregate, and the investment returns provided by the exposure, have historically been stable. The conclusion of the Advisor's research is that aggregate hedge fund returns are replicable through exposure to these structural investment positions and, therefore, can be delivered in a mutual fund.

The Funds employ a proprietary quantitative model that uses a style analysis of the returns of the appropriate segment of the hedge fund universe. This style analysis compares the returns of the appropriate hedge fund universe with the returns of various directional and non-directional positions. Based on the results of this analysis, historical research and market insights, the Advisor constructs a portfolio mix of directional and non-directional positions that best replicates the return, risk and correlation characteristics of the appropriate segment of the hedge fund universe. The Advisor anticipates adding and subtracting directional and non-directional positions over time based on continuing research of hedge fund returns.

                    DIRECTIONAL AND NON-DIRECTIONAL POSITIONS
                                  (BOTH FUNDS)

A directional position is designed to have a high correlation with market returns. The Advisor selects securities to achieve particular directional positions using a quantitative model to identify those securities with high measures of liquidity and correlation to the appropriate market. For example, the Advisor may use S&P 500 futures to achieve a directional exposure to the equities market. Directional positions have market risk and are exposed to market movements. The Funds will predominately have a long exposure to directional positions. There may be times that the Funds will have a short exposure to directional positions. The Funds use some, or all, of the following directional positions:

     - An EQUITIES position involves investing in a portfolio that buys a basket of stocks or derivatives thereof, such as index futures.

     - A FIXED INCOME position involves investing in a portfolio that buys a basket of U.S. government securities or bond futures.

     - A DIRECTIONAL COMMODITY trade involves investing in precious metals, livestock, grains, and other basic goods or materials.

     - A DIRECTIONAL CURRENCY trade consists of purchasing or selling a basket of foreign currencies against the US Dollar.

     - A COVERED CALL OPTIONS position involves investing in written call options on underlying securities which a Fund already owns.

     - A LONG OPTIONS position involves investing in long call or put options. A long call option provides upside profit potential while limiting downside exposure. A long put option provides downside profit potential while limiting upside exposure.

     - A VOLATILITY ARBITRAGE SPREAD trade involves trading volatility/variance futures or swaps which provide a return based on the difference between the implied volatility in the marketplace at the time of sale and the subsequently realized market volatility. The swap is structured to include protection against extreme movements in market volatility.

A non-directional position is designed to have a low correlation with market returns. Non-directional positions attempt to profit by exploiting structural mispricings in the financial markets. Non-directional investment strategies are market neutral in nature and, if executed successfully, have limited market exposure. The Funds will predominately have a long exposure to non-directional positions. There may be times that the Funds will have a short exposure to non-directional positions. The Funds use some, or all, of the following non-directional positions:

     - A MARKET NEUTRAL VALUE position involves investing in a basket of stocks that exhibit traditional value characteristics and simultaneously selling short a basket of stocks that exhibit non-value characteristics. Traditional value characteristics include, but are not limited to, high book-to-price ratios, high earnings-to-price ratios and high cash flow-to-price ratios. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL GROWTH position involves investing in a basket of stocks that exhibit traditional growth characteristics and simultaneously selling short a basket of stocks that exhibit non-growth characteristics. Traditional growth characteristics include, but are not limited to, high earnings growth and high cash flow growth. The portfolio is formed such that long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL MOMENTUM position involves investing in a basket of stocks that exhibit strong price momentum and simultaneously selling short a basket of stocks that exhibit weak price momentum. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL CAPITALIZATION position involves investing in a basket of small-capitalization stocks and simultaneously selling short a basket of large-capitalization stocks. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A MARKET NEUTRAL ILLIQUIDITY PREMIUM trade involves purchasing a basket of illiquid securities which may include, but is not limited to, closed-end funds and shorting a basket of more liquid stocks against them. The portfolio is structured to minimize market exposure.

     - A MERGER ARBITRAGE SPREADS position involves investing in a basket of stocks that are being acquired and simultaneously selling short a basket of stocks that are making the acquisitions. The portfolio is formed such that the dollar amount of long and short positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL TERM SPREADS position involves investing in long 10-year U.S. government securities and simultaneously selling short 2-year U.S. government securities. The portfolio is duration-adjusted such that the duration of both long and positions are approximately equal and has limited market exposure.

     - A DURATION NEUTRAL DEFAULT SPREADS position involves investing in a basket of corporate bonds and simultaneously selling short U.S. government securities of similar duration. The portfolio is formed such that the duration of both long and short positions are approximately equal and has limited market exposure.

     - A CONVERTIBLE ARBITRAGE SPREAD involves purchasing a basket of convertible bonds and simultaneously selling short associated equities against them. The portfolio is structured in such a way as to minimize equity and credit market exposure.

     - A CURRENCY SPREAD trade involves purchasing a basket of high yielding currencies and selling short a basket of low yielding currencies against it. The portfolio is structured to be dollar neutral.

                               INVESTMENT ADVISOR
                                  (BOTH FUNDS)

PADCO Advisors Inc, which operates under the name Rydex Investments, is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of the Funds since each Fund's inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Upon consummation of the Reorganization, the investment advisory fee of 1.15%, paid to the Advisor with respect to the Surviving Fund, will remain the same.

                               PORTFOLIO MANAGERS
                                  (BOTH FUNDS)

On a day-to-day basis the following three individuals are jointly and primarily responsible for the management of the Funds.

MICHAEL P. BYRUM, CFA, President and CIO of Rydex Investments - As the CIO, Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of all of the Rydex Funds, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President of Rydex Investments in 2004 and has served as Chief Investment Officer of Rydex Investments since 2003. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100(R), Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500 Strategy and Inverse NASDAQ-100(R) Strategy Funds, and helped to create the Sector Funds, all of which are offered in a separate prospectus. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. Byrum has co-managed each Fund since its inception.

MICHAEL J. DELLAPA, CFA, CAIA, Director of Alternative Investment Strategies - Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of all of the Rydex Funds. In particular, Mr. Dellapa focuses on the management of the Alternative Investment Funds, including the Multi-Hedge Strategies Fund and the Hedged Equity Fund. Mr. Dellapa joined Rydex Investments in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000(R) 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds, all of which are offered in a separate prospectus. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became the Director of Alternative Investment Strategies. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. Mr. Dellapa has co-managed each Fund since September 2005.

RYAN A. HARDER, CFA, Senior Portfolio Manager- Mr. Harder is involved in the management of all of the Rydex Funds, but focuses particularly on the management of the Domestic Equity, Domestic Equity-Style, International Equity, Fixed Income, and Alternative Investment Funds. Mr. Harder joined Rydex Investments in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, Hedged Equity, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K. Mr. Harder has co-managed each Fund since March 2008.

     Additional information about the Funds, including risks associated with an investment in the Funds, performance, management, organization and capital structure, disclosure of portfolio holdings, shareholding information (including information as to the pricing of shares), and distribution arrangements are contained in the Funds' prospectus, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated August 1, 2008, for each of the Funds also contains additional information concerning these matters. A free copy of these documents is available upon request as described on the second page of this Prospectus/Information Statement.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     CONTROL PERSONS. As of April 1, 2009, _____________ held of record approximately ____% of the outstanding shares of the Hedged Equity Fund, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of April 1, 2009, the Trustees and officers as a group owned less than 1% of the outstanding shares of each share class of the Hedged Equity Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

     As of April 1, 2009, Rydex Investments and its affiliates held of record approximately _____% of the Multi-Hedge Strategies Fund's outstanding Shares, as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of April 1, 2009, the Trustees and officer as a group owned less than 1% of the outstanding shares of each share class of the Multi-Hedge Strategies Fund, and less than 1% of the outstanding shares of all funds of the Trust in the aggregate.

     PRINCIPAL SHAREHOLDERS. As of April 1, 2009, the following shareholders owned, of record, or to the knowledge of the Funds, beneficially, 5% or more of the outstanding shares of the Funds.

                                                         PERCENTAGE OF OUTSTANDING
HEDGED EQUITY FUND - H-CLASS SHARES   NAME AND ADDRESS          SHARES OWNED
-----------------------------------   ----------------   -------------------------


                                                         PERCENTAGE OF OUTSTANDING
HEDGED EQUITY FUND - A-CLASS SHARES   NAME AND ADDRESS          SHARES OWNED
-----------------------------------   ----------------   -------------------------


                                                         PERCENTAGE OF OUTSTANDING
HEDGED EQUITY FUND - C-CLASS SHARES   NAME AND ADDRESS          SHARES OWNED
-----------------------------------   ----------------   -------------------------


MULTI-HEDGE STRATEGIES FUND -                            PERCENTAGE OF OUTSTANDING
H-CLASS SHARES                        NAME AND ADDRESS          SHARES OWNED
-----------------------------         ----------------   -------------------------


MULTI-HEDGE STRATEGIES FUND -                            PERCENTAGE OF OUTSTANDING
A-CLASS SHARES                        NAME AND ADDRESS          SHARES OWNED
-----------------------------         ----------------   -------------------------


MULTI-HEDGE STRATEGIES FUND -                            PERCENTAGE OF OUTSTANDING
C-CLASS SHARES                        NAME AND ADDRESS          SHARES OWNED
-----------------------------         ----------------   -------------------------


     On the basis of the share holdings information presented above, the following persons will own in excess of 5% of the outstanding shares of the Multi-Hedge Strategies Fund upon consummation of the Reorganization. These tables assume that the value of the shareholder's interest in a Fund on the date of the consummation of the Reorganization is the same as on April 1, 2009.

MULTI-HEDGE STRATEGIES FUND -                      PERCENTAGE OF OUTSTANDING
H-CLASS SHARES                  NAME AND ADDRESS          SHARES OWNED
-----------------------------   ----------------   -------------------------


MULTI-HEDGE STRATEGIES FUND -                      PERCENTAGE OF OUTSTANDING
A-CLASS SHARES                  NAME AND ADDRESS          SHARES OWNED
-----------------------------   ----------------   -------------------------


MULTI-HEDGE STRATEGIES FUND -                      PERCENTAGE OF OUTSTANDING
C-CLASS SHARES                  NAME AND ADDRESS          SHARES OWNED
-----------------------------   ----------------   -------------------------


                             ADDITIONAL INFORMATION

     Information about the Adviser is presented in "Additional Information About the Surviving Fund and the Acquired Fund." Additional information about the Advisor is contained in the prospectus for the Acquired Fund and Surviving Fund, a copy of which is included with this Prospectus/Information Statement and is incorporated herein by reference. A Statement of Additional Information, dated August 1, 2008, for each of the Funds also contains additional information about the Advisor. A free copy of these documents is available upon request as described on the first page of this Prospectus/Information Statement.

     Other Service Providers. The Funds' other service providers are also the same. These entities are listed below.

Rydex Fund Services, Inc.        Transfer Agent
9601 Blackwell Road, Suite 500   Administrator
Rockville, MD 20850              Fund Accountant

U.S. Bank, N.A.                  Custodian
425 Walnut Street
Cincinnati, Ohio 45202

Rydex Distributors, Inc.         Distributor
9601 Blackwell Road, Suite 500
Rockville, MD 20850

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables that follow are intended to help you understand each Fund's financial performance for the periods shown. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the particular Fund (assuming reinvestment of all dividends and distributions). The information provided below for the fiscal years ended March 31, 2007 and 2008 (but excluding the information for the six months ended September 30, 2008) has been audited by Ernst & Young LLP, independent registered public accounting firm of the Fund. The information for prior periods has been audited by a predecessor independent registered public accounting firm. Ernst & Young LLP's audit report, along with the Funds' financial statements, is included in the Funds' 2008 Annual Report, which is incorporated herein by reference.

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.



                                                                 NET REALIZED
                                                                      AND         NET INCREASE
                                          NET ASSET      NET      UNREALIZED   (DECREASE) IN NET  DISTRIBUTIONS  DISTRIBUTIONS
                                           VALUE,    INVESTMENT      GAINS        ASSET VALUE        FROM NET       FROM NET
                                          BEGINNING    INCOME     (LOSSES) ON    RESULTING FROM     INVESTMENT      REALIZED
YEAR ENDED                                OF PERIOD    (LOSS)+    INVESTMENTS      OPERATIONS         INCOME         GAINS
----------                                ---------  ----------  ------------  -----------------  -------------  -------------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
  SEPTEMBER 30, 2008 ##                     $24.61     $ .07        $ (.89)         $ (.82)          $   --          $  --
   March 31, 2008                            26.44       .58         (1.53)           (.95)            (.79)          (.09)
   March 31, 2007                            25.52       .71           .80            1.51             (.38)          (.22)
   March 31, 2006 *                          25.00       .29           .24             .53             (.07)            --
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
C-CLASS
   SEPTEMBER 30, 2008 ##                     24.13      (.01)         (.88)           (.89)              --             --
   March 31, 2008                            26.14       .37         (1.50)          (1.13)            (.79)          (.09)
   March 31, 2007                            25.42       .51           .80            1.31             (.38)          (.22)
   March 31, 2006 *                          25.00       .19           .24             .43             (.07)            --
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
H-CLASS
   SEPTEMBER 30, 2008 ##                     24.63       .08          (.90)           (.82)              --             --
   March 31, 2008                            26.46       .58         (1.53)           (.95)            (.79)          (.09)
   March 31, 2007                            25.53       .72           .80            1.52             (.38)          (.22)
   March 31, 2006 *                          25.00       .29           .25             .54             (.07)            --
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                     22.90       .06         (1.16)          (1.10)              --             --
   March 31, 2008                            26.29       .67         (2.94)          (2.27)           (1.09)          (.03)
   March 31, 2007                            25.86       .82           .63            1.45             (.52)          (.51)
   March 31, 2006 *                          25.00       .26           .65             .91             (.09)            --
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                     22.46      (.03)        (1.13)          (1.16)              --             --
   March 31, 2008                            25.99       .48         (2.89)          (2.41)           (1.09)          (.03)
   March 31, 2007                            25.76       .62           .63            1.25             (.52)          (.51)
   March 31, 2006 *                          25.00       .16           .65             .81             (.09)            --
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                     22.91       .06         (1.16)          (1.10)              --             --
   March 31, 2008                            26.30       .68         (2.95)          (2.27)           (1.09)          (.03)
   March 31, 2007                            25.86       .81           .65            1.46             (.52)          (.51)
   March 31, 2006 *                          25.00       .26           .65             .91             (.09)            --





                                                                           NET INCREASE  NET ASSET
                                                         REDEMPTION       (DECREASE) IN    VALUE,      TOTAL
                                              TOTAL         FEES            NET ASSET      END OF   INVESTMENT
YEAR ENDED                                DISTRIBUTIONS   COLLECTED           VALUE        PERIOD    RETURN+++
----------                                -------------  ----------       -------------  ---------  ----------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                      $  --         $ -- Section     $ (.82)       $23.79     (3.33)%
   March 31, 2008                              (.88)          -- Section      (1.83)        24.61     (3.72)%
   March 31, 2007                              (.60)         .01                .92         26.44      6.05%
   March 31, 2006 *                            (.07)         .06                .52         25.52      2.36%
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section       (.89)        23.24     (3.69)%
   March 31, 2008                              (.88)          -- Section      (2.01)        24.13     (4.46)%
   March 31, 2007                              (.60)         .01                .72         26.14      5.28%
   March 31, 2006 *                            (.07)         .06                .42         25.42      1.96%
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section       (.82)        23.81     (3.33)%
   March 31, 2008                              (.88)          -- Section      (1.83)        24.63     (3.71)%
   March 31, 2007                              (.60)         .01                .93         26.46      6.09%
   March 31, 2006 *                            (.07)         .06                .53         25.53      2.40%
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.10)        21.80     (4.80)%
   March 31, 2008                             (1.12)          -- Section      (3.39)        22.90     (8.98)%
   March 31, 2007                             (1.03)         .01                .43         26.29      5.82%
   March 31, 2006 *                            (.09)         .04                .86         25.86      3.81%
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.16)        21.30     (5.16)%
   March 31, 2008                             (1.12)          -- Section      (3.53)        22.46     (9.63)%
   March 31, 2007                             (1.03)         .01                .23         25.99      5.05%
   March 31, 2006 *                            (.09)         .04                .76         25.76      3.41%
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                         --           -- Section      (1.10)        21.81     (4.80)%
   March 31, 2008                             (1.12)          -- Section      (3.39)        22.91     (8.97)%
   March 31, 2007                             (1.03)         .01                .44         26.30      5.86%
   March 31, 2006 *                            (.09)         .04                .86         25.86      3.81%

                                            RATIOS TO AVERAGE NET ASSETS:
                                          --------------------------------


                                                                    NET                 NET ASSETS,
                                                                INVESTMENT  PORTFOLIO  END OF PERIOD
                                            TOTAL    OPERATING    INCOME     TURNOVER      (000'S
YEAR ENDED                                EXPENSES  EXPENSES++    (LOSS)       RATE       OMITTED)
----------                                --------  ----------  ----------  ---------  -------------
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
A-CLASS
   SEPTEMBER 30, 2008 ##                  1.98% **    1.40% **    0.58% **     716%       $ 65,136
   March 31, 2008                         1.96%       1.40%       2.18%        509%         42,193
   March 31, 2007                         1.93%       1.43%       2.74%        298%         41,771
   March 31, 2006 *                       1.87% **    1.45% **    2.20% **     127%          5,791
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
C-CLASS
   SEPTEMBER 30, 2008 ##                  2.72% **    2.15% **   (0.11)%**     716%         45,082
   March 31, 2008                         2.71%       2.15%       1.41%        509%         54,857
   March 31, 2007                         2.66%       2.16%       1.99%        298%         48,052
   March 31, 2006 *                       2.65% **    2.23% **    1.42% **     127%          7,352
MULTI-HEDGE STRATEGIES FUND
(FORMERLY, ABSOLUTE RETURN STRATEGIES FUND)
H-CLASS
   SEPTEMBER 30, 2008 ##                  1.97% **    1.40% **    0.63% **     716%        105,780
   March 31, 2008                         1.95%       1.39%       2.21%        509%        141,483
   March 31, 2007                         1.90%       1.40%       2.78%        298%        176,187
   March 31, 2006 *                       1.83% **    1.41% **    2.18% **     127%         30,796
HEDGED EQUITY FUND A-CLASS
   SEPTEMBER 30, 2008 ##                  2.18% **    1.40% **    0.53% **     597%          5,543
   March 31, 2008                         2.04%       1.41%       2.59%        433%          5,553
   March 31, 2007                         2.13%       1.41%       3.15%        282%          7,086
   March 31, 2006 *                       2.10% **    1.44% **    1.91% **     159%          1,672
HEDGED EQUITY FUND C-CLASS
   SEPTEMBER 30, 2008 ##                  2.94% **    2.15% **   (0.26)%**     597%          3,103
   March 31, 2008                         2.78%       2.15%       1.89%        433%          5,226
   March 31, 2007                         2.89%       2.17%       2.40%        282%          8,312
   March 31, 2006 *                       2.86% **    2.20% **    1.16% **     159%          2,957
HEDGED EQUITY FUND H-CLASS
   SEPTEMBER 30, 2008 ##                  2.19% **    1.40% **    0.49% **     597%         11,601
   March 31, 2008                         2.03%       1.40%       2.63%        433%         16,663
   March 31, 2007                         2.13%       1.41%       3.14%        282%         28,947
   March 31, 2006 *                       2.07% **    1.41% **    1.96% **     159%         17,321

*       SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 19, 2005.

**      ANNUALIZED

+       CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++      OPERATING EXPENSES EXCLUDE SHORT DIVIDENDS EXPENSE.

+++ TOTAL INVESTMENT RETURN DOES NOT REFLECT THE IMPACT OF ANY APPLICABLE SALES CHARGES AND HAS NOT BEEN ANNUALIZED.

Section LESS THAN $.01 PER SHARE.

##      UNAUDITED

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION, dated as of [May ___, 2009] (the "Agreement"), by and between the Rydex Series Funds, a Delaware statutory trust (the "Trust") on behalf of its Hedged Equity Fund (the "Acquired Fund"), and the Trust, on behalf of its Multi-Hedge Strategies Fund (formerly, the Rydex Series Funds Absolute Return Strategies Fund) (the "Surviving Fund") to provide for the reorganization of the Acquired Fund into the Surviving Fund. PADCO Advisors, Inc. (the "Advisor") joins this Agreement solely for purposes of Section 13. The Acquired Fund and the Surviving Fund are sometimes referred to collectively, as the "Funds" and individually, as a "Fund."

                             PRELIMINARY STATEMENTS

     The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and each of the Acquired Fund and the Surviving Fund is a separate series of the Trust.

     The Board of Trustees (the "Board") of the Trust has determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

     In consideration of the mutual premises contained in this Agreement, the parties hereto agree to effect the transfer of all of the assets of the Acquired Fund solely in exchange for (a) the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund and (b) shares of the Surviving Fund followed by the distribution, at the Effective Time (as defined in Section 9 of this Agreement), of such shares of the Surviving Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund on the terms and conditions in this Agreement (the "Reorganization"). Shares of the Surviving Fund that are given in exchange for the assets of the Acquired Fund and the assumption of liabilities are referred to as the "Surviving Fund Shares," and the shares of the Acquired Fund that are held by the holders of such shares at the Effective Time are referred to as the "Acquired Fund Shares." For purposes of this Agreement, the term "Surviving Fund Shares" refers to all share classes of the Surviving Fund.

     The Reorganization is intended to be a tax-free "reorganization" within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). This means that it is intended that shareholders of the Acquired Fund will become shareholders of the Surviving Fund without realizing any gain or loss for federal income tax purposes. This also means that the Reorganization is intended to be tax-free with respect to the Surviving Fund for federal income tax purposes.

                                   AGREEMENTS

     The parties to this Agreement covenant and agree as follows:

     1. PLAN OF REORGANIZATION. At the Effective Time, the Acquired Fund will assign, deliver and otherwise transfer all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims, and assign its liabilities to the Surviving Fund.

     The Surviving Fund shall acquire all the assets, and shall assume all the liabilities, of the Acquired Fund, in exchange for delivery to the Acquired Fund by the Surviving Fund of a number of its Surviving Fund Shares (both full and fractional) equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Effective Time. The assets and liabilities of the Acquired Fund, shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, shall, after the Effective Time, attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. If the Acquired Fund is unable to make delivery of any of its portfolio securities pursuant to this Section to the Surviving Fund for the reason that any of such securities purchased by the Acquired Fund have not yet been delivered to it by the Acquired Fund's broker or brokers, then in lieu of such delivery, the Acquired Fund shall deliver to the Surviving Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Surviving Fund, including brokers' confirmation slips.

     2. TRANSFER OF ASSETS. The assets of the Acquired Fund to be acquired by the Surviving Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Effective Time.

     3. LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND. At the Effective Time, the Surviving Fund Shares (both full and fractional) received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Effective Time in complete liquidation of the Acquired Fund. Each shareholder of the Acquired Fund will receive a number of H-Class Shares, A-Class Shares and C-Class Shares of Surviving Fund Shares equal in value to the H-Class Shares, A-Class Shares and C-Class Shares of Acquired Fund Shares held by that shareholder. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of record of the Acquired Fund and representing the respective number of Surviving Fund Shares due that shareholder. Following the complete liquidation of the Acquired Fund, all shares of the Acquired Fund shall then be cancelled on the books of the Acquired Fund. Officers of the Acquired Fund shall make all necessary filings with the Securities and Exchange Commission ("SEC") and other governmental entities to effectuate the termination of the Acquired Fund under the 1940 Act and Delaware law.

     4. REPRESENTATIONS AND WARRANTIES OF THE SURVIVING FUND. The Surviving Fund represents and warrants to the Acquired Fund as follows:

     (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Surviving Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Surviving Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Surviving Fund's Shares.

     (b) LIABILITIES. The Surviving Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Surviving Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

     (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Surviving Fund, threatened that would materially adversely affect the Surviving Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

     (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Surviving Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Surviving Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of these returns.

     (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

     5. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to the Surviving Fund as follows:

     (a) MARKETABLE TITLE TO ASSETS. The Acquired Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund. Upon delivery and payment for these assets, the Surviving Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

     (b) LIABILITIES. The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its most recent statement of assets and liabilities and those incurred in the ordinary course of the Acquired Fund's business as an investment company since the date of its most recent statement of assets and liabilities.

     (c) LITIGATION. Except as previously disclosed to the Surviving Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquired Fund, threatened that would materially adversely affect the Acquired Fund or its assets or business or that would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

     (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

     (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

     6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND. The obligations of the Surviving Fund under this Agreement shall be subject to the following conditions:

     (a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Trust, and dated as of the Effective Time, to the effect that:

     (1) the Acquired Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

     (2) the shares of the Acquired Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquired Fund;

     (3) this Agreement has been duly authorized, executed and delivered by the Acquired Fund and represents a valid and binding contract of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles;

     (4) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Acquired Fund is a party or by which it is bound;

     (5) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

     (6) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

     Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the registration statement/information statement on Form N-14 (the "Registration Statement") relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquired Fund with certain officers of the Acquired Fund and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquired Fund, the Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Acquired Fund contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

     In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

     7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND. The obligations of the Acquired Fund under this Agreement shall be subject to the following conditions:

     (a) All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

     (b) The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Effective Time, to the effect that:

     (1) the Surviving Fund is a separate series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

     (2) the shares of the Surviving Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund and the Surviving Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Surviving Fund, and no shareholder of the Surviving Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Trust's Agreement and Declaration of Trust and By-laws and otherwise to such counsel's knowledge;

     (3) the Board of Trustees of the Trust has duly authorized the Surviving Fund as a class of units of beneficial interest of the Trust pursuant to the terms of the Agreement and Declaration of Trust of the Surviving Trust;

     (4) this Agreement has been duly authorized, executed and delivered by the Surviving Fund and represents a valid and binding contract of the Surviving Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability related to or affecting creditors' rights and to general equity principles.

     (5) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Trust or any material agreement known to such counsel to which the Surviving Fund is a party or by which it is bound;

     (6) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Surviving Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

     (7) the Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

     Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Surviving Fund and the Surviving Trust with certain officers of the Surviving Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Surviving Trust and the Surviving Fund, the Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Surviving Trust or the Surviving Fund contained or incorporated by reference in the Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Trust and its Board of Trustees and officers.

     In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

     8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND AND THE SURVIVING FUND. The obligations of the Acquired Fund and the Surviving Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

          (a) The Board, on behalf of each of the Acquired Fund and Surviving Fund, shall have approved this Agreement.

          (b) Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

          (c) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

          (d) The Surviving Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

          (e) The Board, at a meeting duly called for such purpose, shall have authorized the issuance by the Surviving Fund of Surviving Fund Shares at the Effective Time in exchange for the assets of the Acquired Fund pursuant to the terms and provisions of this Agreement.

          (f) Prior to the Effective Time, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Effective Time.

          (g) The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Acquired Fund and the Surviving Fund for Federal income tax purposes:

          (i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Surviving Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code.

          (ii) No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund.

          (iii) No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund Shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund.

          (iv) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (including fractional shares to which they may be entitled).

          (v) The aggregate tax basis of Surviving Fund Shares received by each shareholder of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund shares exchanged.

          (vi) The holding period of the Surviving Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Effective Time.

          (vii) The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange.

          (viii) The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

          (ix) The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and
(c), 382, 383 and 384 of the Code.

     No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Surviving Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any shareholder of the Acquired Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

     Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 8(g).

     9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Acquired Fund's assets for corresponding Surviving Fund Shares shall be effective at [4:00 P.M., EASTERN TIME ON MAY XX, 2009], or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

     10. TERMINATION. This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Surviving Fund and/or the Acquired Fund, without penalty, by resolution of the Board or at the discretion of any duly authorized officer of the Trust at any time prior to the Effective Time, if circumstances should develop that, in the opinion of the Board or such officer, make proceeding with the Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Surviving Fund, the Acquired Fund, the Trust, the Board, or officers of the Trust.

     11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; provided, that no amendment may have the effect of changing the provisions for determining the number or value of Surviving Fund Shares to be paid to the Acquired Fund's shareholders under this Agreement to the detriment of the Acquired Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the Trust with or without the approval of either Fund's shareholders).

     12. INDEMNIFICATION.

     (a) The Surviving Fund shall indemnify, defend and hold harmless the Acquired Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

     (b) The Acquired Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Surviving Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

     13. FEES AND EXPENSES. Except as otherwise provided for herein, all expenses that are solely and directly related to the reorganization contemplated by this Agreement will be borne and paid by PADCO Advisors, Inc., the Advisor to the Funds. Such expenses include, without limitation, to the extent solely and directly related to the reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement;
(iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund's shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. PADCO Advisors, Inc. agrees that all such fees and expenses so borne and paid, shall be paid directly by PADCO Advisors, Inc. (or an affiliate thereof) to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders' expenses, if any.

     14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

     (a) The article and section headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

     (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

     15. ENTIRE AGREEMENT. The Surviving Fund and Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall survive the consummation of the transactions contemplated under this Agreement.

     16. FURTHER ASSURANCES. The Surviving Fund and Acquired Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated by this Agreement.

     17. BINDING NATURE OF AGREEMENT. As provided in the Trust's Bylaws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Trust, on behalf of the Surviving Fund and the Acquired Fund, as Trustees and not individually, and executed by the undersigned officers of the Trust, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Acquired Fund and

Surviving Fund. Moreover, no class or series of the Trust shall be liable for the obligations of any other classes or series of the Trust.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        RYDEX SERIES FUNDS
                                        on behalf of Hedged Equity Fund


                                        By:
                                            ------------------------------------
                                        Name: [Insert Name]
                                        Title: [Insert Title]


                                        RYDEX SERIES FUNDS
                                        on behalf of Multi-Hedge Strategies Fund


                                        By:
                                            ------------------------------------
                                        Name: [Insert Name]
                                        Title: [Insert Title]


                                        SOLELY FOR PURPOSES OF SECTION 13.
                                        PADCO Advisors, Inc.


                                        By:
                                            ------------------------------------
                                        Name: [Insert Name]
                                        Title: [Insert Title]

                               RYDEX SERIES FUNDS

                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (800) 820-0888

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                               HEDGED EQUITY FUND
                                   a series of
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                      By and in Exchange for the Shares of

                           MULTI-HEDGE STRATEGIES FUND
                                   a series of
                               Rydex Series Funds
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850

                                 April ___, 2009

     This Statement of Additional Information (the "SAI"), which is not a prospectus, relating specifically to the proposed transfer of assets and liabilities of the Rydex Series Trust Hedged Equity Fund (the "Hedged Equity Fund" or the "Acquired Fund") to the Rydex Series Trust Multi-Hedge Strategies Fund (the "Multi-Hedge Strategies Fund" or the "Surviving Fund" and, together with the Hedged Equity Fund, the "Funds") (the "Reorganization"), should be read in conjunction with the Prospectus/Information Statement dated April ___, 2009 relating specifically to the Reorganization (the "Prospectus"). Copies of the Prospectus may be obtained at no charge by calling the Trust at (800) 820-0888.

     This SAI, relating specifically to the Reorganization, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

     1. The Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated August 1, 2008.

     2. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports for the period ended March 31, 2008 (together, the "Annual Reports"). No other parts of the Annual Reports are incorporated herein by reference.

     3. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports for the year ended September 30, 2008 (together, the "Semi-Annual Reports"). No other parts of the Semi-Annual Reports are incorporated herein by reference.

TABLE OF CONTENTS -

A. General Information.....................................................
B. Additional Information About the Acquired Fund and the Surviving Fund...
C. Financial Statements....................................................
D. Pro Forma Financial Statements (Unaudited)..............................
E. Miscellaneous...........................................................

     A. GENERAL INFORMATION

     The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the "Plan") which contemplates the transfer of all the assets and liabilities of the Acquired Fund to the Surviving Fund in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund.

     After the transfer of all its assets and liabilities in exchange for H-Class Shares, A-Class Shares, and C-Class Shares of the Surviving Fund, the Acquired Fund will distribute the shares to its shareholders in liquidation of the Acquired Fund. Each shareholder owning H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund at the closing of the Reorganization will receive H-Class Shares, A-Class Shares, and C-Class Shares, respectively, of the Surviving Fund equal in aggregate value to his or her interest in the Acquired Fund, and will receive any unpaid dividends or distributions on shares of the Acquired Fund that were declared at or before the closing of the Reorganization. The Surviving Fund will establish an account for each former shareholder of the Acquired Fund reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Surviving Fund for each shareholder. In connection with the Reorganization, all outstanding H-Class Shares, A-Class Shares, and C-Class Shares of the Acquired Fund will be cancelled, and the Acquired Fund will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus.

     B. ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE SURVIVING FUND

     This SAI incorporates by reference the Statement of Additional Information of the Trust relating to the Acquired Fund and the Surviving Fund dated August 1, 2008.

     C. FINANCIAL STATEMENTS

     Historical financial information regarding the Acquired Fund and Surviving Fund is incorporated herein by reference as follows:

     1. The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Annual Reports are incorporated herein by reference to such Annual Reports. No other parts of the Annual Reports are incorporated herein by reference; and

     2. The unaudited financial statements of the Acquired Fund and Surviving Fund included in the Funds' Semi-Annual Reports are incorporated herein by reference to such Semi-Annual Reports. No other parts of the Semi-Annual Reports are incorporated herein by reference.

     D. PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

     The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred on October 1, 2007.

     The unaudited pro forma combined schedule of investments and statement of assets and liabilities reflect the combined financial position of the Acquired Fund and Surviving Fund as of September 30, 2008. The unaudited pro forma combined statement of operations presents the combined results of operations of the Acquired Fund and Surviving Fund for the twelve month period ended September 30, 2008. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated at October 1, 2007. These historical statements have been derived from the respective books of the Acquired Fund and Surviving Fund and records utilized in calculating daily net asset value at September 30, 2008, and for the twelve-month period then ended under U.S. generally accepted accounting principals.

     Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Acquired Fund for pre-combination periods will not be combined/consolidated or included with the results of the Surviving Fund.

     The unaudited pro forma combined financial statements should be read in conjunction with the separate financial statements of the Acquired Fund and Surviving Fund incorporated by reference into this SAI.

                  Pro Forma Schedule of Investments (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                                 Strategies Fund
                               September 30, 2008

                                                                MULTI-HEDGE           HEDGED EQUITY            PRO FORMA
                                                              STRATEGIES FUND             FUND                 COMBINED
                                                          ----------------------  --------------------  ----------------------
                                                                        MARKET                 MARKET                MARKET
                                                            SHARES      VALUE       SHARES     VALUE      SHARES      VALUE
                                                          ---------  -----------  ---------  ---------  ---------  -----------
COMMON STOCKS 52.3%
FINANCIALS 9.1%
Darwin Professional Underwriters, Inc.*                      39,830    1,239,112                           39,830    1,239,112
Charles Schwab Corp. Section                                 40,319    1,048,294      4,710    122,460     45,029    1,170,754
Allied World Assurance Company Holdings Ltd                  27,699      983,868      3,450    122,545     31,149    1,106,413
Nationwide Financial Services, Inc.                          21,010    1,036,423                           21,010    1,036,423
Aon Corp. Section                                            20,549      923,883      2,410    108,354     22,959    1,032,237
Hilb Rogal & Hobbs Co.                                       17,249      806,218                           17,249      806,218
Travelers Companies, Inc. Section                            14,800      668,960      2,080     94,016     16,880      762,976
Loews Corp. Section                                          16,929      668,526      1,990     78,585     18,919      747,111
Plum Creek Timber Co., Inc. (REIT) Section                   11,990      597,821      1,190     59,333     13,180      657,154
Annaly Capital Management, Inc.                              41,069      552,378      5,010     67,384     46,079      619,762
MetLife, Inc. Section                                         9,330      522,480      1,310     73,360     10,640      595,840
Axis Capital Holdings Ltd.                                   15,690      497,530      2,210     70,079     17,900      567,609
Blackrock, Inc.                                               2,580      501,810        300     58,350      2,880      560,160
Castlepoint Holdings Ltd.                                    49,490      550,824                           49,490      550,824
JPMorgan Chase & Co. Section                                 10,310      481,477      1,450     67,715     11,760      549,192
PartnerRe Ltd.                                                7,020      477,992        990     67,409      8,010      545,401
Hanover Insurance Group, Inc. Section                        10,300      468,856      1,450     66,004     11,750      534,860
Unum Group Section                                           18,239      457,799      2,140     53,714     20,379      511,513
AFLAC, Inc. Section                                           7,200      423,000        840     49,350      8,040      472,350
Invesco Ltd. Section                                         19,179      402,375      2,700     56,646     21,879      459,021
Transatlantic Holdings, Inc.                                  7,220      392,407      1,020     55,437      8,240      447,844
Arthur J. Gallagher & Co. Section                            14,660      376,175      2,060     52,860     16,720      429,035
Federated Investors, Inc. -- Class B Section                 13,070      377,069      1,620     46,737     14,690      423,806
Philadelphia Consolidated Holding Corp.*                      6,930      405,890                            6,930      405,890
Liberty Media Corp. - Capital*                               28,740      384,541      4,050     54,189     32,790      438,730
Chubb Corp. Section                                           6,000      329,400        840     46,116      6,840      375,516
Allstate Corp. Section                                        6,970      321,456        980     45,198      7,950      366,654
Hudson City Bancorp, Inc. Section                            17,769      327,838      2,080     38,376     19,849      366,214
ProLogis Section                                              7,640      315,303      1,070     44,159      8,710      359,462

T. Rowe Price Group, Inc. Section                             5,900      316,889        560     30,078      6,460      346,967
Janus Capital Group, Inc. Section                            12,210      296,459      1,410     34,235     13,620      330,694
Goldman Sachs Group, Inc. Section                             2,000      256,000        280     35,840      2,280      291,840
Ameriprise Financial, Inc. Section                            6,130      234,166        860     32,852      6,990      267,018
Health Care REIT, Inc. Section                                3,820      203,339        450     23,953      4,270      227,292
Northern Trust Corp. Section                                  2,800      202,160        260     18,772      3,060      220,932
Hartford Financial Services Group, Inc. Section               4,140      169,699        580     23,774      4,720      193,473
Nationwide Health Properties, Inc. Section                    4,370      157,233        520     18,710      4,890      175,943
Everest Re Group Ltd. Section                                 1,740      150,562        250     21,632      1,990      172,194
HCP, Inc. Section                                             3,620      145,271        450     18,059      4,070      163,330
People's United Financial, Inc.                               7,320      140,910      1,030     19,827      8,350      160,737
Host Hotels & Resorts, Inc. Section                          10,240      136,090      1,440     19,138     11,680      155,228
W.R. Berkley Corp. Section                                    5,730      134,941        810     19,075      6,540      154,016
American Financial Group, Inc. Section                        4,490      132,455        630     18,585      5,120      151,040
Cincinnati Financial Corp. Section                            4,290      122,008        600     17,064      4,890      139,072
State Street Corp. Section                                    2,110      120,017        240     13,651      2,350      133,668
Macerich Co. Section                                          1,800      114,570        250     15,913      2,050      130,483
Waddell & Reed Financial, Inc. -- Class A Section             3,650       90,337        360      8,910      4,010       99,247
Protective Life Corp. Section                                 2,870       81,824        400     11,404      3,270       93,228
Genworth Financial, Inc. -- Class A Section                   8,320       71,635      1,170     10,074      9,490       81,709
NYSE Euronext Section                                         1,270       49,759        180      7,052      1,450       56,811
Endurance Specialty Holdings Ltd.                             1,240       38,341        170      5,256      1,410       43,597
Jones Lang LaSalle, Inc. Section                                690       30,001        120      5,218        810       35,219
IntercontinentalExchange, Inc.* Section                         220       17,750         30      2,420        250       20,170
Leucadia National Corp. Section                                 290       13,178                              290       13,178
TOTAL FINANCIALS                                                      19,965,299             2,029,868              21,995,167

HEALTH CARE 8.1%
Thermo Fisher Scientific, Inc.* Section                      24,399    1,341,945      3,190    175,450     27,589    1,517,395
Baxter International, Inc. Section                           17,749    1,164,867      2,180    143,073     19,929    1,307,940
Applied Biosystems Inc.                                      35,979    1,232,281                           35,979    1,232,281
Apria Healthcare Group, Inc.*                                65,309    1,191,236                           65,309    1,191,236
Alpharma, Inc. -- Class A*                                   30,224    1,114,963                           30,224    1,114,963
Genentech, Inc.*                                             12,520    1,110,274                           12,520    1,110,274
Vital Signs, Inc.                                            14,610    1,079,679                           14,610    1,079,679
Datascope Corp.                                              17,978      928,204                           17,978      928,204
HLTH Corp.*                                                  64,540      737,692                           64,540      737,692
Barr Pharmaceuticals, Inc.*                                   9,680      632,104                            9,680      632,104
LifePoint Hospitals, Inc.* Section                           15,359      493,638      2,160     69,422     17,519      563,060
Hill-Rom Holdings, Inc. Section                              15,290      463,440      2,150     65,166     17,440      528,606
C.R. Bard, Inc. Section                                       4,880      462,966        690     65,460      5,570      528,426
WellPoint, Inc.* Section                                      9,030      422,333      1,270     59,398     10,300      481,731
ImClone Systems, Inc.*                                        7,280      454,563                            7,280      454,563
Express Scripts, Inc.* Section                                5,360      395,675        630     46,507      5,990      442,182
Covance, Inc.* Section                                        3,870      342,147        500     44,205      4,370      386,352
Pfizer, Inc. Section                                         18,350      338,374      2,580     47,575     20,930      385,949
Millipore Corp.* Section                                      4,710      324,048        690     47,472      5,400      371,520

Techne Corp.* Section                                         4,350      313,722        550     39,666      4,900      353,388
Charles River Laboratories International, Inc.* Section       4,600      255,438        630     34,984      5,230      290,422
DENTSPLY International, Inc. Section                          6,550      245,887        890     33,411      7,440      279,298
Medco Health Solutions, Inc.* Section                         5,060      227,700        590     26,550      5,650      254,250
Pharmaceutical Product Development, Inc. Section              5,320      219,982        710     29,358      6,030      249,340
Hologic, Inc.* Section                                       10,870      210,117      1,550     29,961     12,420      240,078
McKesson Corp. Section                                        3,680      198,021        520     27,981      4,200      226,002
Aetna, Inc. Section                                           5,290      191,022        740     26,721      6,030      217,743
Biogen Idec, Inc.* Section                                    3,640      183,056        450     22,631      4,090      205,687
Quest Diagnostics, Inc. Section                               3,060      158,110        430     22,218      3,490      180,328
Perrigo Co. Section                                           3,520      135,379        410     15,769      3,930      151,148
Coventry Health Care, Inc.* Section                           2,770       90,164        390     12,695      3,160      102,859
Community Health Systems, Inc.* Section                       2,860       83,827        400     11,724      3,260       95,551
Illumina, Inc.*                                               2,020       81,871        260     10,538      2,280       92,409
Waters Corp.* Section                                         1,290       75,052        210     12,218      1,500       87,270
Amgen, Inc.* Section                                          1,230       72,902        200     11,854      1,430       84,756
BioMarin Pharmaceuticals, Inc.*                               2,550       67,550        240      6,358      2,790       73,908
Inverness Medical Innovations*                                  388       73,720                              388       73,720
PerkinElmer, Inc. Section                                     2,160       53,935        360      8,989      2,520       62,924
Bio-Rad Laboratories, Inc. -- Class A*                          540       53,525         90      8,921        630       62,446
Medtronic, Inc. Section                                       1,060       53,106        180      9,018      1,240       62,124
Alcon, Inc. -- SP ADR                                           320       51,683         50      8,076        370       59,759
Bruker BioSciences Corp.*                                     3,730       49,721        620      8,265      4,350       57,986
Humana, Inc.* Section                                         1,220       50,264        170      7,004      1,390       57,268
Parexel International Corp.*                                  1,540       44,136        250      7,165      1,790       51,301
Covidien Ltd. Section                                           750       40,320        120      6,451        870       46,771
Varian, Inc.* Section                                           790       33,891        130      5,577        920       39,468
Becton, Dickinson & Co. Section                                 400       32,104         70      5,618        470       37,722
Intuitive Surgical, Inc.* Section                               140       33,737         10      2,410        150       36,147
Zimmer Holdings, Inc.* Section                                  420       27,115         70      4,519        490       31,634
St. Jude Medical, Inc.* Section                                 620       26,964        100      4,349        720       31,313
Cephalon, Inc.* Section                                         270       20,922         40      3,100        310       24,022
Varian Medical Systems, Inc.* Section                           360       20,567         60      3,428        420       23,995
Myriad Genetics, Inc.*                                          230       14,922         40      2,595        270       17,517
Alexion Pharmaceuticals, Inc.*                                  380       14,934         60      2,358        440       17,292
OSI Pharmaceuticals, Inc.*                                      300       14,787         50      2,465        350       17,252
Invitrogen Corp.*                                                                       430     16,254        430       16,254
United Therapeutics Corp.*                                      120       12,620         20      2,103        140       14,723
Vertex Pharmaceuticals, Inc.* Section                           290        9,640         60      1,994        350       11,634
Inverness Medical Innovations, Inc.*                            250        7,500         60      1,800        310        9,300
UnitedHealth Group, Inc. Section                                                          1         25          1           25
TOTAL HEALTH CARE                                                     17,780,342             1,260,849              19,041,191

CONSUMER DISCRETIONARY 6.2%
Nike, Inc. -- Class B Section                                16,179    1,082,375      1,900    127,110     18,079    1,209,485
McDonald's Corp. Section                                     15,359      947,650      1,800    111,060     17,159    1,058,710

Landry's Restaurants, Inc.+                                  60,518      941,055                           60,518      941,055
Wendy's/Arby's Group, Inc. - Class A                        143,858      756,695                          143,858      756,695
Hasbro, Inc. Section                                         18,730      650,306      2,440     84,717     21,170      735,023
Service Corporation International Section                    76,267      637,592      9,110     76,160     85,377      713,752
Amazon.com, Inc.* Section                                     8,620      627,191      1,030     74,943      9,650      702,134
Burger King Holdings, Inc.                                   20,299      498,544      2,480     60,909     22,779      559,453
Regal Entertainment Group -- Class A+                        30,080      474,662      4,230     66,749     34,310      541,411
TJX Companies, Inc. Section                                  15,239      465,094      1,790     54,631     17,029      519,725
Stewart Enterprises, Inc. -- Class A+                        59,878      470,641                           59,878      470,641
Walt Disney Co. Section                                       9,970      305,979      1,400     42,966     11,370      348,945
Comcast Corp. -- Class A Section                             13,930      273,446      1,960     38,475     15,890      311,921
Mohawk Industries, Inc.* Section                              4,020      270,908        570     38,412      4,590      309,320
Home Depot, Inc. Section                                     10,190      263,819      1,430     37,023     11,620      300,842
Time Warner, Inc. Section                                    18,540      243,059      2,610     34,217     21,150      277,276
Liberty Global, Inc. -- Class A*                              7,370      223,311      1,040     31,512      8,410      254,823
DIRECTV Group, Inc.* Section                                  7,800      204,126      1,100     28,787      8,900      232,913
Lowe's Companies, Inc. Section                                8,540      202,313      1,230     29,139      9,770      231,452
Royal Caribbean Cruises Ltd.+                                 9,530      197,748      1,340     27,805     10,870      225,553
Carnival Corp. Section                                        5,460      193,011        770     27,219      6,230      220,230
GameStop Corp. -- Class A* Section                            5,660      193,629        650     22,236      6,310      215,865
DreamWorks Animation SKG, Inc. -- Class A* Section            5,260      165,427        740     23,273      6,000      188,700
BorgWarner, Inc. Section                                      5,010      164,178        590     19,334      5,600      183,512
CKX, Inc.*                                                   29,268      180,291                           29,268      180,291
DeVry, Inc. Section                                           3,130      155,060        350     17,339      3,480      172,399
Ross Stores, Inc. Section                                     4,170      153,498        490     18,037      4,660      171,535
CTC Media, Inc.*                                              9,180      137,700      1,130     16,950     10,310      154,650
Bluegreen Corp.*                                             22,340      154,369                           22,340      154,369
LKQ Corp.*                                                    7,990      135,590        940     15,952      8,930      151,542
Yum! Brands, Inc. Section                                     3,770      122,940        440     14,348      4,210      137,288
Hanesbrands, Inc.* Section                                    4,860      105,705        570     12,397      5,430      118,102
Snap-On, Inc. Section                                         1,940      102,160        230     12,112      2,170      114,272
Whirlpool Corp. Section                                       1,260       99,905        180     14,272      1,440      114,177
Central European Media Enterprises Ltd. -- Class A*+          1,460       95,484        190     12,426      1,650      107,910
Strayer Education, Inc. Section                                 370       74,096         20      4,005        390       78,101
Discovery Communications, Inc. - Class A*                     4,765       67,901        560      7,980      5,325       75,881
Discovery Communications, Inc.*                               4,765       67,472        560      7,930      5,325       75,402
Penske Auto Group, Inc.+                                      5,730       65,723        810      9,291      6,540       75,014
Barnes & Noble, Inc. Section                                  2,430       63,374        340      8,867      2,770       72,241
priceline.com, Inc.* Section                                    920       62,956        100      6,843      1,020       69,799
Johnson Controls, Inc. Section                                1,690       51,258        240      7,279      1,930       58,537
Apollo Group, Inc. -- Class A* Section                          790       46,847         80      4,744        870       51,591
Big Lots, Inc.* Section                                       1,620       45,085        230      6,401      1,850       51,486
Tiffany & Co. Section                                         1,220       43,334        170      6,038      1,390       49,372
Autoliv, Inc.                                                 1,220       41,175        170      5,738      1,390       46,913
Dick's Sporting Goods, Inc.* Section                          1,990       38,964        280      5,482      2,270       44,446
CBS Corp. Section                                             2,610       38,054        370      5,395      2,980       43,449
Weight Watchers International, Inc.                           1,010       36,966        170      6,222      1,180       43,188

Matthews International Corp. -- Class A Section                 530       26,892         90      4,567        620       31,459
Corinthian Colleges, Inc.* Section                            1,730       25,950        290      4,350      2,020       30,300
TRW Automotive Holdings Corp.*                                1,610       25,615        230      3,659      1,840       29,274
Urban Outfitters, Inc.* Section                                 910       29,002                              910       29,002
Regis Corp. Section                                             850       23,375        140      3,850        990       27,225
AutoZone, Inc.* Section                                         200       24,668         20      2,467        220       27,135
Sotheby's Section                                             1,080       21,665        180      3,611      1,260       25,276
Coinstar, Inc.*                                                 620       19,840        100      3,200        720       23,040
ITT Educational Services, Inc.* Section                         230       18,609         40      3,236        270       21,845
Capella Education Co.*                                          360       15,430         60      2,572        420       18,002
Advance Auto Parts, Inc. Section                                350       13,881         40      1,586        390       15,467
Ascent Media Corp. - Class A*                                   476       11,619         56      1,367        532       12,986
M.D.C. Holdings, Inc. Section                                   170        6,220         20        732        190        6,952
Brunswick Corp.                                                                          16        205         16          205
TOTAL CONSUMER DISCRETIONARY                                          12,901,432             1,318,127              14,219,559

UTILITIES 5.8%
Puget Energy, Inc.                                           49,219    1,314,147                           49,219    1,314,147
UGI Corp.                                                    41,218    1,062,600      5,090    131,220     46,308    1,193,820
Constellation Energy Group, Inc.                             44,460    1,080,378                           44,460    1,080,378
TECO Energy, Inc. Section                                    57,488      904,286      6,850    107,750     64,338    1,012,036
TransAlta Corp.+                                             32,190      884,581                           32,190      884,581
FirstEnergy Corp. Section                                    11,419      764,959      1,340     89,767     12,759      854,726
Calpine Corp.*                                               63,869      830,297                           63,869      830,297
Public Service Enterprise Group, Inc. Section                19,409      636,421      2,240     73,450     21,649      709,871
Questar Corp. Section                                        14,050      574,926      1,650     67,518     15,700      642,444
Energen Corp. Section                                        12,409      561,880      1,460     66,109     13,869      627,989
Atmos Energy Corp.                                           18,859      502,027      2,660     70,809     21,519      572,836
American Water Works Company, Inc.                           22,660      487,190      3,190     68,585     25,850      555,775
MDU Resources Group, Inc. Section                            15,739      456,431      1,850     53,650     17,589      510,081
National Fuel Gas Co. Section                                10,820      456,388      1,210     51,038     12,030      507,426
Pepco Holdings, Inc. Section                                 19,300      442,163      2,720     62,315     22,020      504,478
DTE Energy Co. Section                                       10,420      418,050      1,470     58,976     11,890      477,026
DPL, Inc. Section                                            15,680      388,864      2,210     54,808     17,890      443,672
Oneok, Inc. Section                                           5,490      188,856        640     22,016      6,130      210,872
AES Corp.* Section                                           13,720      160,387      2,200     25,718     15,920      186,105
Xcel Energy, Inc. Section                                     7,950      158,920      1,120     22,389      9,070      181,309
Equitable Resources, Inc. Section                             3,570      130,948        210      7,703      3,780      138,651
SCANA Corp. Section                                           2,330       90,707        330     12,847      2,660      103,554
Exelon Corp. Section                                          1,520       95,182        110      6,888      1,630      102,070
NRG Energy, Inc.*                                                                     1,780     44,055      1,780       44,055
PG&E Corp. Section                                                                        1         37          1           37
TOTAL UTILITIES                                                       12,590,588             1,097,648              13,688,236

INFORMATION TECHNOLOGY 5.6%
Greenfield Online, Inc.*                                     82,447    1,434,578                           82,447    1,434,578
Photon Dynamics, Inc.*                                       83,167    1,276,613                           83,167    1,276,613
NDS Group PLC - SP ADR*                                      21,070    1,177,602                           21,070    1,177,602
International Rectifier Corp.*                               51,696      983,258                           51,696      983,258
SI International, Inc.*                                      22,890      687,845                           22,890      687,845
Secure Computing Corp.*                                     123,710      677,931                          123,710      677,931
Foundry Networks, Inc.*                                      33,799      615,480                           33,799      615,480
Synopsys, Inc.* Section                                      22,830      455,459      3,210     64,039     26,040      519,498
Hewlett-Packard Co. Section                                   8,680      401,363      1,220     56,413      9,900      457,776
Applied Materials, Inc. Section                              21,100      319,243      2,970     44,936     24,070      364,179
QLogic Corp.* Section                                        20,499      314,865      2,400     36,864     22,899      351,729
VeriSign, Inc.* Section                                      11,520      300,442      1,320     34,426     12,840      334,868
Qualcomm, Inc. Section                                        5,810      249,656        680     29,220      6,490      278,876
Hewitt Associates, Inc. -- Class A*                           6,160      224,470        720     26,237      6,880      250,707
MasterCard, Inc. Section                                      1,270      225,209        140     24,826      1,410      250,035
Amphenol Corp. Section                                        5,140      206,320        630     25,288      5,770      231,608
United Online, Inc.                                          23,859      224,513                           23,859      224,513
Arrow Electronics, Inc.* Section                              7,470      195,863      1,050     27,531      8,520      223,394
Dolby Laboratories, Inc. -- Class A*                          5,390      189,674        630     22,170      6,020      211,844
Western Digital Corp.* Section                                8,190      174,611        960     20,467      9,150      195,078
MEMC Electronic Materials, Inc.* Section                      5,990      169,277        830     23,456      6,820      192,733
Avnet, Inc.* Section                                          6,080      149,750        860     21,182      6,940      170,932
Affiliated Computer Services, Inc. -- Class A* Section        2,780      140,751        390     19,746      3,170      160,497
Computer Sciences Corp.* Section                              3,490      140,263        490     19,693      3,980      159,956
Lam Research Corp.* Section                                   4,390      138,241        620     19,524      5,010      157,765
Zebra Technologies Corp. -- Class A* Section                  4,910      136,744        690     19,216      5,600      155,960
Apple, Inc.* Section                                          1,170      132,982        130     14,776      1,300      147,758
Trimble Navigation Ltd.* Section                              4,620      119,473        540     13,964      5,160      133,437
Fidelity National Information Services, Inc. Section          5,560      102,638        970     17,906      6,530      120,544
ANSYS, Inc.* Section                                          2,510       95,054        240      9,089      2,750      104,143
Novellus Systems, Inc.* Section                               4,420       86,809        620     12,177      5,040       98,986
Compuware Corp.* Section                                      8,439       81,774        990      9,593      9,429       91,367
EchoStar Corp. -- Class A*                                    3,180       76,638        450     10,845      3,630       87,483
Itron, Inc.*                                                    840       74,365        100      8,853        940       83,218
Sohu.com, Inc.*                                               1,120       62,440        120      6,690      1,240       69,130
Flir Systems, Inc.* Section                                   1,560       59,935        110      4,226      1,670       64,161
Cypress Semiconductor Corp.* Section                         10,720       55,958      1,260      6,577     11,980       62,535
CommScope, Inc.* Section                                      1,560       54,038        210      7,274      1,770       61,312
ADC Telecommunications, Inc.* Section                         6,350       53,658        890      7,520      7,240       61,178
Ingram Micro, Inc. -- Class A* Section                        3,330       53,513        470      7,553      3,800       61,066
KLA-Tencor Corp. Section                                      1,240       39,246        170      5,381      1,410       44,627
Nvidia Corp.* Section                                         2,760       29,560        520      5,569      3,280       35,129
BMC Software, Inc.* Section                                     740       21,186         90      2,577        830       23,763
Western Union Co. Section                                       500       12,335         60      1,480        560       13,815
Vishay Intertechnology, Inc.* Section                                                   480      3,178        480        3,178
Convergys Corp.* Section                                                                  1         15          1           15
TOTAL INFORMATION TECHNOLOGY                                          12,421,623               690,477              13,112,100

INDUSTRIALS 5.3%
Northwest Airlines Corp.*                                   180,626    1,631,053                          180,626    1,631,053
DRS Technologies, Inc. Section                               15,789    1,211,806                           15,789    1,211,806
Allied Waste Industries, Inc.*                              100,158    1,112,755                          100,158    1,112,755
IKON Office Solutions, Inc.                                  64,146    1,091,123                           64,146    1,091,123
Deere & Co. Section                                          11,230      555,885      1,320     65,340     12,550      621,225
Copart, Inc.* Section                                        12,960      492,480      1,520     57,760     14,480      550,240
Brink's Co. Section                                           6,830      416,767        960     58,579      7,790      475,346
SPX Corp. Section                                             5,130      395,010        620     47,740      5,750      442,750
Flowserve Corp. Section                                       4,320      383,486        560     49,711      4,880      433,197
AGCO Corp.* Section                                           7,310      311,479        850     36,218      8,160      347,697
Ryder System, Inc. Section                                    4,550      282,100        650     40,300      5,200      322,400
McDermott International, Inc.*                               10,770      275,173      1,350     34,492     12,120      309,665
Waste Management, Inc. Section                                8,130      256,014      1,140     35,899      9,270      291,913
Norfolk Southern Corp. Section                                3,750      248,287        490     32,443      4,240      280,730
Jacobs Engineering Group, Inc.* Section                       4,120      223,757        410     22,267      4,530      246,024
Joy Global, Inc. Section                                      4,540      204,936        520     23,473      5,060      228,409
SunPower Corp. Class B*                                       2,939      202,967        345     23,856      3,284      226,823
Valmont Industries, Inc.                                      2,330      192,668        270     22,326      2,600      214,994
Cummins, Inc. Section                                         4,180      182,750        470     20,548      4,650      203,298
Eaton Corp. Section                                           2,780      156,180        390     21,910      3,170      178,090
Precision Castparts Corp. Section                             1,510      118,958        210     16,544      1,720      135,502
CSX Corp. Section                                             2,180      118,963        300     16,371      2,480      135,334
Bucyrus International, Inc.                                   2,480      110,806        280     12,510      2,760      123,316
Timken Co. Section                                            3,590      101,776        510     14,459      4,100      116,235
GATX Corp. Section                                            2,410       95,364        340     13,454      2,750      108,818
First Solar, Inc.*                                              460       86,899         70     13,224        530      100,123
Kansas City Southern* Section                                 1,960       86,946        250     11,090      2,210       98,036
ABB Ltd. -- SP ADR                                            4,140       80,316        680     13,192      4,820       93,508
Fluor Corp. Section                                           1,530       85,221        140      7,798      1,670       93,019
Union Pacific Corp. Section                                   1,030       73,295        170     12,097      1,200       85,392
Emerson Electric Co. Section                                  1,750       71,382        290     11,829      2,040       83,211
Quanta Services, Inc.* Section                                2,660       71,847        370      9,994      3,030       81,841
Burlington Northern Santa Fe Corp. Section                      730       67,474        120     11,092        850       78,566
Manitowoc Co., Inc. Section                                   3,920       60,956        550      8,553      4,470       69,509
Canadian National Railway Co.                                 1,230       58,831        200      9,566      1,430       68,397
Foster Wheeler Ltd.*                                          1,660       59,943        180      6,500      1,840       66,443
Woodward Governor Co.                                         1,540       54,316        250      8,818      1,790       63,134
FTI Consulting, Inc.*                                           690       49,846         80      5,779        770       55,625
Granite Construction, Inc. Section                            1,060       37,969        120      4,298      1,180       42,267
Energy Conversion Devices, Inc.*                                560       32,620         90      5,243        650       37,863
Suntech Power Holdings Co. Ltd. - SP ADR*                       850       30,489        140      5,022        990       35,511
Roper Industries, Inc. Section                                  520       29,619         90      5,126        610       34,745
United Rentals, Inc.* Section                                 1,940       29,566        310      4,724      2,250       34,290
SunPower Corp. Class A*                                         400       28,372         70      4,965        470       33,337
AMETEK, Inc. Section                                            690       28,131        110      4,485        800       32,616
J.B. Hunt Transport Services, Inc. Section                      760       25,361        130      4,338        890       29,699

Brady Corp. -- Class A                                          660       23,285        110      3,881        770       27,166
GrafTech International Ltd.*                                  1,240       18,736        210      3,173      1,450       21,909
Con-way Inc. Section                                            390       17,203         60      2,647        450       19,850
Werner Enterprises, Inc. Section                                760       16,500        130      2,822        890       19,322
Heartland Express, Inc.                                       1,000       15,520        160      2,483      1,160       18,003
Regal-Beloit Corp.                                              350       14,882         60      2,551        410       17,433
Hubbell, Inc. -- Class B Section                                410       14,370         70      2,454        480       16,824
Walter Industries, Inc.                                         300       14,235         20        949        320       15,184
Knight Transportation, Inc.                                     850       14,424        140      2,376        990       16,800
American Superconductor Corp.*                                  550       12,963         90      2,121        640       15,084
Old Dominion Freight Line, Inc.*                                440       12,470         70      1,984        510       14,454
Belden, Inc.                                                    380       12,080         60      1,907        440       13,987
Donaldson Company Section                                       200        8,382         20        838        220        9,220
General Cable Corp.*                                            200        7,126         30      1,069        230        8,195
Steelcase, Inc. -- Class A                                      570        6,128         80        860        650        6,988
Boeing Co. Section                                               50        2,868         10        574         60        3,442
TOTAL INDUSTRIALS                                                     11,733,114               866,622              12,599,736

CONSUMER STAPLES 4.2%
Wm. Wrigley Jr. Co.                                          17,340    1,376,796                           17,340    1,376,796
UST, Inc.                                                    15,847    1,054,459                           15,847    1,054,459
Herbalife Ltd.                                               20,400      806,208      2,630    103,938     23,030      910,146
Corn Products International, Inc.                            26,088      842,121                           26,088      842,121
Molson Coors Brewing Co. -- Class B Section                  15,109      706,346      1,820     85,085     16,929      791,431
Costco Wholesale Corp. Section                                9,780      635,016      1,150     74,669     10,930      709,685
Anheuser-Busch Companies, Inc.                               10,700      694,216                           10,700      694,216
Dr Pepper Snapple Group, Inc.*                               17,019      450,663      2,420     64,082     19,439      514,745
PepsiAmericas, Inc. Section                                  16,950      351,204      2,120     43,926     19,070      395,130
Bunge Ltd.                                                    4,860      307,055        580     36,644      5,440      343,699
Coca-Cola Enterprises, Inc. Section                          14,130      236,960      2,060     34,546     16,190      271,506
Procter & Gamble Co. Section                                  3,060      213,251        510     35,542      3,570      248,793
BJ's Wholesale Club, Inc.* Section                            5,040      195,854        710     27,591      5,750      223,445
Central European Distribution Corp.*                          4,000      181,640        470     21,343      4,470      202,983
Reynolds American, Inc. Section                               3,570      173,573        500     24,310      4,070      197,883
CVS Caremark Corp. Section                                    4,770      160,558        560     18,850      5,330      179,408
Pepsi Bottling Group, Inc. Section                            4,980      145,267        720     21,002      5,700      166,269
Safeway, Inc. Section                                         6,110      144,929        860     20,399      6,970      165,328
Wal-Mart Stores, Inc. Section                                 1,890      113,192        220     13,176      2,110      126,368
PepsiCo, Inc. Section                                         1,280       91,226        210     14,967      1,490      106,193
SUPERVALU, INC. Section                                       3,660       79,422        620     13,454      4,280       92,876
Kimberly-Clark Corp. Section                                  1,210       78,456        200     12,968      1,410       91,424
Diageo PLC -- SP ADR                                            790       54,399        130      8,952        920       63,351
Coca-Cola Co. Section                                         1,000       52,880        180      9,518      1,180       62,398
Clorox Co. Section                                              710       44,510        120      7,523        830       52,033
Energizer Holdings, Inc.* Section                               400       32,220         70      5,638        470       37,858
Church & Dwight Co., Inc. Section                               480       29,803         80      4,967        560       34,770
NBTY, Inc.* Section                                             680       20,074        230      6,790        910       26,864

Brown-Forman Corp. -- Class B Section                           250       17,953         40      2,872        290       20,825
Hansen Natural Corp.*                                           490       14,823         80      2,420        570       17,243
WD-40 Co.                                                       310       11,138         50      1,797        360       12,935
TOTAL CONSUMER STAPLES                                                 9,316,212               716,969              10,033,181

ENERGY 3.3%
National-Oilwell Varco, Inc.* Section                        13,580      682,123      1,670     83,884     15,250      766,007
Alpha Natural Resources, Inc.*                               12,740      655,218                           12,740      655,218
SEACOR Holdings, Inc.*+                                       5,860      462,647        820     64,739      6,680      527,386
ConocoPhillips Section                                        5,670      415,327        810     59,332      6,480      474,659
ENSCO International, Inc. Section                             7,190      414,360      1,020     58,783      8,210      473,143
Cimarex Energy Co. Section                                    6,710      328,186        940     45,975      7,650      374,161
Anadarko Petroleum Corp. Section                              6,370      309,009        910     44,144      7,280      353,153
Frontline Ltd.+                                               6,200      298,034        730     35,091      6,930      333,125
FMC Technologies, Inc.* Section                               6,290      292,799        690     32,119      6,980      324,918
Patterson-UTI Energy, Inc. Section                           14,119      282,662      1,990     39,840     16,109      322,502
Noble Corp. Section                                           5,600      245,840        800     35,120      6,400      280,960
Unit Corp.*                                                   4,890      243,620        690     34,376      5,580      277,996
Transocean, Inc.* Section                                     1,970      216,385        290     31,854      2,260      248,239
Superior Energy Services* Section                             6,230      194,002        880     27,403      7,110      221,405
Stone Energy Corp.*                                           5,120      216,730                            5,120      216,730
Chesapeake Energy Corp. Section                               4,670      167,466        660     23,668      5,330      191,134
Denbury Resources, Inc.* Section                              8,190      155,938        960     18,278      9,150      174,216
Apache Corp. Section                                          1,070      111,580        140     14,599      1,210      126,179
Whiting Petroleum Corp.*                                      1,440      102,614        170     12,114      1,610      114,728
Massey Energy Co. Section                                     2,850      101,659        363     12,948      3,213      114,607
Hess Corp. Section                                            1,130       92,750        140     11,491      1,270      104,241
Encore Acquisition Co.* Section                               2,180       91,080        250     10,445      2,430      101,525
Diamond Offshore Drilling, Inc.                                 800       82,448        110     11,337        910       93,785
Exxon Mobil Corp. Section                                       980       76,107        160     12,426      1,140       88,533
PetroHawk Energy Corp.*                                       3,420       73,975        400      8,652      3,820       82,627
Chevron Corp. Section                                           610       50,313        100      8,248        710       58,561
Range Resources Corp. Section                                 1,140       48,872        130      5,573      1,270       54,445
Arch Coal, Inc. Section                                       1,440       47,362        170      5,591      1,610       52,953
Consol Energy, Inc. Section                                   1,020       46,808        110      5,048      1,130       51,856
BP PLC -- SP ADR                                                870       43,648        140      7,024      1,010       50,672
Halliburton Co. Section                                       1,310       42,431        220      7,126      1,530       49,557
Helmerich & Payne, Inc. Section                                 870       37,575        120      5,183        990       42,758
Royal Dutch Shell PLC -- SP ADR                                 590       34,816        100      5,901        690       40,717
EOG Resources, Inc. Section                                     360       32,206         50      4,473        410       36,679
Weatherford International Ltd.* Section                       1,230       30,922        200      5,028      1,430       35,950
Occidental Petroleum Corp. Section                              420       29,589         70      4,931        490       34,520
Tenaris SA -- SP ADR                                            780       29,086        130      4,848        910       33,934
Smith International, Inc. Section                               450       26,388         70      4,105        520       30,493
Devon Energy Corp. Section                                      280       25,536         50      4,560        330       30,096
Canadian Natural Resources Ltd.                                 340       23,276         60      4,108        400       27,384
Cameron International Corp.* Section                            590       22,739        100      3,854        690       26,593
XTO Energy, Inc. Section                                        380       17,678         60      2,791        440       20,469
W&T Offshore, Inc.                                              250        6,822         30        819        280        7,641
Atwood Oceanics, Inc.*                                          150        5,460         20        728        170        6,188
TOTAL ENERGY                                                           6,914,086               818,557               7,732,643

MATERIALS 2.8%
Hercules, Inc.                                               66,449    1,315,026                           66,449    1,315,026
Fording Canadian Coal Trust+                                 12,430    1,031,690                           12,430    1,031,690
Rohm & Haas Co.                                               9,610      672,700                            9,610      672,700
Crown Holdings, Inc.*                                        17,270      383,567      2,430     53,970     19,700      437,537
Lubrizol Corp. Section                                        8,070      348,140      1,140     49,180      9,210      397,320
Dow Chemical Co. Section                                      9,550      303,499      1,370     43,539     10,920      347,038
United States Steel Corp. Section                             3,730      289,485        440     34,148      4,170      323,633
International Paper Co. Section                              10,230      267,821      1,440     37,699     11,670      305,520
Steel Dynamics, Inc. Section                                  9,640      164,748      1,130     19,312     10,770      184,060
The Mosaic Co.                                                2,370      161,207        310     21,086      2,680      182,293
Reliance Steel & Aluminum Co. Section                         3,800      144,286        450     17,086      4,250      161,372
Alcoa, Inc. Section                                           6,250      141,125        880     19,870      7,130      160,995
Huntsman Corp.                                               12,170      153,342                           12,170      153,342
Nalco Holding Co.                                             6,060      112,352        850     15,759      6,910      128,111
AK Steel Holding Corp. Section                                4,100      106,272        500     12,960      4,600      119,232
Commercial Metals Co. Section                                 3,850       65,027        540      9,121      4,390       74,148
Monsanto Co. Section                                            630       62,357        100      9,898        730       72,255
Albemarle Corp. Section                                       1,980       61,063        280      8,635      2,260       69,698
CF Industries Holdings, Inc. Section                            620       56,705         80      7,317        700       64,022
Potash Corporation of Saskatchewan                              400       52,804         70      9,241        470       62,045
Terra Industries, Inc. Section                                1,540       45,276        180      5,292      1,720       50,568
E.I. du Pont de Nemours and Co. Section                         920       37,076        150      6,045      1,070       43,121
Praxair, Inc. Section                                           420       30,131         70      5,022        490       35,153
Air Products & Chemicals, Inc. Section                          330       22,602         50      3,425        380       26,027
Agrium, Inc.                                                    380       21,310         60      3,365        440       24,675
Sigma-Aldrich Corp. Section                                     340       17,823         60      3,145        400       20,968
PPG Industries, Inc. Section                                    300       17,496         50      2,916        350       20,412
Carpenter Technology Corp. Section                              620       15,903         90      2,309        710       18,212
Intrepid Potash, Inc.*                                          470       14,166         70      2,110        540       16,276
Owens-Illinois, Inc.*                                           550       16,170                              550       16,170
Temple-Inland, Inc. Section                                     600        9,156        340      5,188        940       14,344
Cleveland-Cliffs, Inc.                                                                  160      8,470        160        8,470
TOTAL MATERIALS                                                        6,140,325               416,108               6,556,433

TELECOMMUNICATION SERVICES 1.9%
Verizon Communications, Inc. Section                         29,989      962,347      3,750    120,337     33,739    1,082,684
Crown Castle International Corp.*                            26,609      770,863      3,120     90,386     29,729      861,249
Gilat Satellite Networks Ltd.*                              113,536      659,644                          113,536      659,644
CenturyTel, Inc. Section                                     11,290      413,779      1,590     58,274     12,880      472,053
American Tower Corp. -- Class A* Section                     11,419      410,742      1,420     51,077     12,839      461,819
SBA Communications Corp.*                                    15,239      394,233      1,470     38,029     16,709      432,262
AT&T, Inc. Section                                           10,820      302,094      1,520     42,438     12,340      344,532
Telephone & Data Systems, Inc. Section                        1,660       59,345        230      8,223      1,890       67,568

U.S. Cellular Corp.*                                            690       32,375        100      4,692        790       37,067
NII Holdings, Inc. -- Class B*                                  470       17,822        110      4,171        580       21,993
MetroPCS Communications, Inc.*                                  370        5,176         50        700        420        5,876
TOTAL TELECOMMUNICATION SERVICES                                       4,028,420               418,327               4,446,747
TOTAL COMMON STOCKS
   (Cost $135,390,702)                                               113,791,441             9,633,552             123,424,993

EXCHANGE TRADED FUNDS 5.5%
iShares MSCI Emerging Markets Index Fund                    111,934    3,865,081     21,531    743,465    133,465    4,608,546
Vanguard Emerging Markets ETF                                37,340    1,294,204      3,563    123,494     40,903    1,417,698
iShares S&P GSCI Commodity Indexed Trust*                    19,420    1,044,796                           19,420    1,044,796
Nuveen Equity Premium Opportunity Fund                       64,740      842,267      6,080     79,101     70,820      921,368
Nuveen Equity Premium and Growth Fund+                       62,020      810,601      5,870     76,721     67,890      887,322
Eaton Vance Tax-Managed Buy-Write Income Fund                60,310      787,046      5,710     74,515     66,020      861,561
Nuveen Core Equity Alpha Fund                                63,660      773,469      6,020     73,143     69,680      846,612
First Trust Enhanced Equity Income Fund, Inc.                66,770      741,147      6,320     70,152     73,090      811,299
Eaton Vance Tax-Managed Buy-Write Opportunities Fund         61,870      740,584      5,850     70,025     67,720      810,609
Liberty All Star Equity Fund                                155,728      702,333     14,620     65,936    170,348      768,269
TOTAL EXCHANGE TRADED FUNDS
   (Cost $15,968,975)                                                 11,601,528             1,376,552              12,978,080

SECURITIES LENDING COLLATERAL 1.0%
Mount Vernon Securities Lending Trust Prime Portfolio     1,786,618    1,786,618     49,306     49,306  1,835,924    1,835,924
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,835,924)                                                   1,786,618                49,306               1,835,924

                                                          CONTRACTS               CONTRACTS             CONTRACTS
                                                          ---------               ---------             ---------
OPTIONS PURCHASED 0.0%
PUT OPTIONS ON:
iShares S&P GSCI Commodity Index Expiring October 2008
   with a strike price of 53                                    171       25,650                              171       25,650
TOTAL PUT OPTIONS
TOTAL OPTIONS PURCHASED
   (Cost $18,054)                                                         25,650                                        25,650

                                                              FACE                     FACE                    FACE
                                                             AMOUNT                   AMOUNT                  AMOUNT
                                                           ----------               ---------               ----------
REPURCHASE AGREEMENTS++ 14.7%
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08  21,498,405   21,498,405  6,096,541    6,096,541  27,594,946   27,594,946
Morgan Stanley issued 09/30/08 at 0.05% due 10/01/08        2,795,823    2,795,823    189,897      189,897   2,985,720    2,985,720
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26%
   due 10/01/08                                             2,315,849    2,315,849    157,297      157,297   2,473,146    2,473,146
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08        1,639,539    1,639,539    111,360      111,360   1,750,899    1,750,899
TOTAL REPURCHASE AGREEMENTS
   (Cost $34,804,711)                                                   28,249,616               6,555,095               34,804,711
TOTAL LONG SECURITIES 72.5%
   (Cost $188,018,366)                                                 155,454,853              17,614,505              173,069,358

                                                             SHARES                   SHARES                  SHARES
                                                           ----------               ---------               ----------
COMMON STOCKS SOLD SHORT (35.6)%
TELECOMMUNICATION SERVICES (0.2)%
Clearwire Corp.*                                                2,950      (35,046)       210       (2,495)      3,160      (37,541)
Qwest Communications International, Inc                        35,340     (114,148)     4,180      (13,501)     39,520     (127,649)
Sprint Nextel Corp.                                            34,430     (210,023)     4,330      (26,413)     38,760     (236,436)
TOTAL TELECOMMUNICATION SERVICES                                          (359,217)                (42,409)                (401,626)

ENERGY (2.5)%
Massey Energy Co.                                                                           3         (107)          3         (107)
SandRidge Energy, Inc.*                                           120       (2,352)        20         (392)        140       (2,744)
Patriot Coal Corp.*                                               100       (2,905)        10         (291)        110       (3,196)
Key Energy Services, Inc.*                                        680       (7,888)        80         (928)        760       (8,816)
Southwestern Energy Co.*                                          680      (20,767)       100       (3,054)        780      (23,821)
Continental Resources, Inc.*                                      880      (34,522)       160       (6,277)      1,040      (40,799)
El Paso Corp.                                                   3,970      (50,657)       560       (7,146)      4,530      (57,803)
Global Industries Ltd.*                                         7,990      (55,451)       890       (6,177)      8,880      (61,628)
Valero Energy Corp.                                             2,000      (60,600)        70       (2,121)      2,070      (62,721)
Helix Energy Solutions Group, Inc.*                             2,970      (72,112)       350       (8,498)      3,320      (80,610)
Tesoro Corp.                                                    6,920     (114,111)       760      (12,532)      7,680     (126,643)
Hercules Offshore, Inc.*                                        7,330     (111,123)     1,040      (15,766)      8,370     (126,889)
Frontier Oil Corp.                                              8,060     (148,465)       920      (16,946)      8,980     (165,411)
Peabody Energy Corp.                                            3,820     (171,900)       540      (24,300)      4,360     (196,200)
Overseas Shipholding Group, Inc                                 3,070     (179,012)       440      (25,656)      3,510     (204,668)

Stone Energy Corp.                                              5,120     (216,730)                              5,120     (216,730)
Sunoco, Inc.                                                    5,650     (201,027)       640      (22,771)      6,290     (223,798)
Plains Exploration & Production Co.*                            5,580     (196,193)       790      (27,776)      6,370     (223,969)
Holly Corp.                                                     7,550     (218,346)       890      (25,739)      8,440     (244,085)
Marathon Oil Corp.                                              6,000     (239,220)       640      (25,517)      6,640     (264,737)
Newfield Exploration Co.*                                       7,310     (233,847)     1,040      (33,270)      8,350     (267,117)
Nabors Industries Ltd.*                                        10,390     (258,919)     1,230      (30,652)     11,620     (289,571)
Exterran Holdings, Inc.*                                        9,250     (295,630)     1,260      (40,270)     10,510     (335,900)
Teekay Corp.                                                   13,180     (347,688)     1,640      (43,263)     14,820     (390,951)
Tetra Technologies, Inc.*                                      28,300     (391,955)     3,350      (46,398)     31,650     (438,353)
Baker Hughes, Inc.                                              8,050     (487,347)       930      (56,302)      8,980     (543,649)
BJ Services Co.                                                31,300     (598,769)     3,660      (70,016)     34,960     (668,785)
TOTAL ENERGY                                                            (4,717,535)               (552,164)              (5,269,699)

MATERIALS (2.5)%
Westlake Chemical Corp.                                           240       (5,047)        31         (634)        271       (5,681)
RPM International, Inc.                                           440       (8,510)        60       (1,160)        500       (9,670)
Century Aluminum Co.*                                             370      (10,245)        50       (1,385)        420      (11,630)
Cabot Corp.                                                     1,510      (47,988)       110       (3,496)      1,620      (51,484)
Allegheny Technologies, Inc.                                    1,630      (48,167)       130       (3,842)      1,760      (52,009)
Chemtura Corp.                                                 11,110      (50,662)     1,580       (7,205)     12,690      (57,867)
Celanese Corp.                                                  2,160      (60,286)       340       (9,489)      2,500      (69,775)
International Flavors & Fragrances, Inc.                        1,700      (67,082)       240       (9,470)      1,940      (76,552)
Teck Cominco Ltd. - Class B                                     2,990      (87,069)                              2,990      (87,069)
Ecolab, Inc.                                                    2,640     (128,093)       360      (17,467)      3,000     (145,560)
Eastman Chemical Co.                                            2,350     (129,391)       330      (18,170)      2,680     (147,561)
Valhi, Inc.                                                     7,500     (135,000)     1,070      (19,260)      8,570     (154,260)
Smurfit-Stone Container Corp.*                                 29,370     (138,039)     3,470      (16,309)     32,840     (154,348)
Titanium Metals Corp.                                          14,170     (160,688)     1,680      (19,051)     15,850     (179,739)
Eagle Materials, Inc.                                           9,060     (202,672)     1,160      (25,949)     10,220     (228,621)
Domtar Corp.*                                                  47,779     (219,783)     5,650      (25,990)     53,429     (245,773)
Ashland, Inc.                                                  11,970     (350,003)       700      (20,468)     12,670     (370,471)
Scotts Miracle-Gro Co. - Class A                               14,160     (334,742)     1,670      (39,479)     15,830     (374,221)
Newmont Mining Corp.                                            9,570     (370,933)     1,360      (52,714)     10,930     (423,647)
Weyerhaeuser Co.                                                7,250     (439,205)     1,030      (62,397)      8,280     (501,602)
Cliffs Natural Resources, Inc.                                 10,560     (559,046)                             10,560     (559,046)
Sealed Air Corp.                                               23,870     (524,901)     2,800      (61,572)     26,670     (586,473)
Pactiv Corp.*                                                  22,840     (567,117)     2,700      (67,041)     25,540     (634,158)
Bemis Co., Inc.                                                25,279     (662,563)     2,989      (78,342)     28,268     (740,905)
TOTAL MATERIALS                                                         (5,307,232)               (560,890)              (5,868,122)

CONSUMER STAPLES (2.5)%
Altria Group, Inc.                                              2,780      (55,155)       390       (7,738)      3,170      (62,893)
Rite Aid Corp.*                                               104,969      (85,025)    12,410      (10,052)    117,379      (95,077)
Constellation Brands, Inc. -- Class A*                          9,060     (194,428)     1,190      (25,537)     10,250     (219,965)

Tyson Foods, Inc. - Class A                                    17,150     (204,771)     2,030      (24,238)     19,180     (229,009)
Del Monte Foods Co.                                            33,170     (258,726)     2,829      (22,066)     35,999     (280,792)
Smithfield Foods, Inc.*                                        16,170     (256,780)     2,170      (34,460)     18,340     (291,240)
Colgate-Palmolive Co.                                           4,500     (339,075)       610      (45,964)      5,110     (385,039)
Sara Lee Corp.                                                 28,850     (364,376)     4,090      (51,657)     32,940     (416,033)
Alberto-Culver Co.                                             18,360     (500,126)     2,610      (71,096)     20,970     (571,222)
Avon Products, Inc.                                            13,140     (546,230)     2,100      (87,297)     15,240     (633,527)
Walgreen Co.                                                   20,950     (648,612)     2,480      (76,781)     23,430     (725,393)
Dean Foods Co.*                                                38,310     (894,922)     4,810     (112,362)     43,120   (1,007,284)
Hershey Co.                                                    24,329     (961,969)     2,879     (113,836)     27,208   (1,075,805)
TOTAL CONSUMER STAPLES                                                  (5,310,193)               (683,083)              (5,993,276)

INFORMATION TECHNOLOGY (3.4)%
Acxiom Corp.                                                      290       (3,637)        31         (390)        321       (4,027)
MoneyGram International, Inc.                                   2,530       (3,593)       360         (511)      2,890       (4,104)
Broadcom Corp. -- Class A*                                        290       (5,403)        30         (559)        320       (5,962)
Vishay Intertechnology, Inc.                                      990       (6,554)                                990       (6,554)
Ciena Corp.*                                                      830       (8,366)       100       (1,008)        930       (9,374)
Fairchild Semiconductor International, Inc.*                    2,920      (25,959)       350       (3,112)      3,270      (29,071)
F5 Networks, Inc.*                                              1,120      (26,186)       130       (3,039)      1,250      (29,225)
Brocade Communications Systems, Inc.*                           4,830      (28,111)       260       (1,513)      5,090      (29,624)
Varian Semiconductor Equipment Associates, Inc.*                1,660      (41,699)       200       (5,024)      1,860      (46,723)
Akamai Technologies, Inc.*                                      3,450      (60,168)       490       (8,546)      3,940      (68,714)
Google, Inc. -- Class A*                                          170      (68,088)        20       (8,010)        190      (76,098)
Cognizant Technology Solutions Corp. -- Class A*                3,230      (73,741)       460      (10,502)      3,690      (84,243)
Novell, Inc.*                                                  16,750      (86,095)     2,380      (12,233)     19,130      (98,328)
Xerox Corp.                                                     8,440      (97,313)       640       (7,379)      9,080     (104,692)
LSI Logic Corp.*                                               20,560     (110,202)     2,920      (15,651)     23,480     (125,853)
Cadence Design Systems, Inc.*                                  20,360     (137,634)     2,220      (15,007)     22,580     (152,641)
Rambus, Inc.*                                                  10,500     (134,925)     1,490      (19,147)     11,990     (154,072)
SanDisk Corp.*                                                  7,430     (145,257)       850      (16,618)      8,280     (161,875)
Integrated Device Technology, Inc.*                            18,900     (147,042)     2,360      (18,361)     21,260     (165,403)
Salesforce.com, Inc.*                                           2,988     (144,619)       500      (24,200)      3,488     (168,819)
Unisys Corp.*                                                  58,360     (160,490)     7,389      (20,320)     65,749     (180,810)
Altera Corp.                                                    7,770     (160,684)     1,100      (22,748)      8,870     (183,432)
Convergys Corp.                                                11,890     (175,734)     1,191      (17,603)     13,081     (193,337)
Sun Microsystems, Inc.*                                        26,060     (198,056)     3,080      (23,408)     29,140     (221,464)
United Online, Inc.                                            23,859     (224,513)                             23,859     (224,513)
NCR Corp.*                                                      9,670     (213,224)     1,370      (30,209)     11,040     (243,433)
Atmel Corp.*                                                   63,640     (215,740)     9,030      (30,612)     72,670     (246,352)
Paychex, Inc.                                                   6,690     (220,971)       950      (31,379)      7,640     (252,350)
Teradyne, Inc.*                                                28,910     (225,787)     3,710      (28,975)     32,620     (254,762)
Tech Data Corp.*                                                7,690     (229,547)     1,090      (32,537)      8,780     (262,084)
Micron Technology, Inc.*                                       61,160     (247,698)     7,350      (29,768)     68,510     (277,466)
Advanced Micro Devices, Inc.*                                  47,330     (248,483)     5,600      (29,400)     52,930     (277,883)

Tyco Electronics Ltd.                                           9,600     (265,536)     1,360      (37,618)     10,960     (303,154)
Tellabs, Inc.*                                                 69,070     (280,424)     8,470      (34,388)     77,540     (314,812)
Jabil Circuit, Inc.                                            30,420     (290,207)     3,740      (35,680)     34,160     (325,887)
WebMD Health Corp.*                                            13,620     (405,059)                             13,620     (405,059)
Adobe Systems, Inc.*                                            9,030     (356,414)     1,280      (50,522)     10,310     (406,936)
Motorola, Inc.                                                 72,180     (515,365)     8,970      (64,046)     81,150     (579,411)
Electronic Arts, Inc.*                                         15,790     (584,072)     2,240      (82,858)     18,030     (666,930)
JDS Uniphase Corp.*                                            76,590     (647,951)    10,230      (86,546)     86,820     (734,497)
TOTAL INFORMATION TECHNOLOGY                                            (7,220,543)               (859,422)              (8,079,965)

HEALTH CARE (3.4)%
Bristol-Myers Squibb Co.                                          440       (9,174)        50       (1,043)        490      (10,217)
PDL BioPharma, Inc.                                             1,170      (10,893)       140       (1,303)      1,310      (12,196)
Cardinal Health, Inc.                                             240      (11,827)        30       (1,478)        270      (13,305)
Kinetic Concepts, Inc.*                                         1,220      (34,880)       140       (4,003)      1,360      (38,883)
Celgene Corp.*                                                    830      (52,522)       100       (6,328)        930      (58,850)
WellCare Health Plans, Inc.*                                    2,090      (75,240)       250       (9,000)      2,340      (84,240)
King Pharmaceuticals, Inc.*                                     8,500      (81,430)       670       (6,419)      9,170      (87,849)
Lincare Holdings Inc.*                                          2,690      (80,942)       250       (7,523)      2,940      (88,465)
Health Management Associates, Inc. -- Class A*                 22,450      (93,392)     2,560      (10,650)     25,010     (104,042)
Brookdale Senior Living Inc.                                    5,720     (125,783)       520      (11,435)      6,240     (137,218)
Schering-Plough Corp.                                           7,650     (141,296)       900      (16,623)      8,550     (157,919)
Gilead Sciences, Inc.*                                          3,230     (147,223)       530      (24,157)      3,760     (171,380)
Mylan, Inc.*                                                   15,840     (180,893)     1,870      (21,355)     17,710     (202,248)
Hospira, Inc.*                                                  5,060     (193,292)       710      (27,122)      5,770     (220,414)
UnitedHealth Group, Inc.                                        8,360     (212,260)       801      (20,337)      9,161     (232,597)
Health Net, Inc.*                                               9,970     (235,292)     1,080      (25,488)     11,050     (260,780)
Teva Pharmaceutical Industries Ltd. - SP ADR                    5,960     (272,908)                              5,960     (272,908)
Tenet Healthcare Corp.*                                        52,250     (289,988)     7,410      (41,126)     59,660     (331,114)
Stryker Corp.                                                   4,760     (296,548)       670      (41,741)      5,430     (338,289)
Genzyme Corp.*                                                  3,690     (298,484)       510      (41,254)      4,200     (339,738)
CooperCompanies, Inc.                                           9,430     (327,787)     1,229      (42,720)     10,659     (370,507)
Sepracor, Inc.*                                                19,409     (355,379)     2,289      (41,912)     21,698     (397,291)
Advanced Medical Optics, Inc.*                                 20,100     (357,378)     2,580      (45,872)     22,680     (403,250)
Amylin Pharmaceuticals, Inc.*                                  18,180     (367,600)     2,260      (45,697)     20,440     (413,297)
Merck & Company, Inc.                                          11,610     (366,412)     1,560      (49,234)     13,170     (415,646)
Invitrogen Corp.                                               12,220     (461,916)                             12,220     (461,916)
Omnicare, Inc.                                                 15,050     (432,989)     1,780      (51,211)     16,830     (484,200)
Watson Pharmaceuticals, Inc.*                                  16,270     (463,695)     2,310      (65,835)     18,580     (529,530)
Allergan, Inc.                                                 10,760     (554,140)     1,530      (78,795)     12,290     (632,935)
Boston Scientific Corp.*                                       62,980     (772,765)     7,980      (97,915)     70,960     (870,680)
TOTAL HEALTH CARE                                                       (7,304,326)               (837,574)              (8,141,900)

UTILITIES (3.8)%
Northeast Utilities System                                      1,220      (31,293)       140       (3,591)      1,360      (34,884)
Centerpoint Energy, Inc.                                        2,850      (41,525)       400       (5,828)      3,250      (47,353)

Duke Energy Corp.                                               2,690      (46,887)       380       (6,623)      3,070      (53,510)
Great Plains Energy, Inc.                                       8,180     (181,760)       970      (21,553)      9,150     (203,313)
Allegheny Energy, Inc.                                          5,850     (215,105)       830      (30,519)      6,680     (245,624)
Alliant Energy Corp.                                            7,770     (250,272)       569      (18,327)      8,339     (268,599)
Mirant Corp.*                                                  13,980     (255,694)     1,650      (30,179)     15,630     (285,873)
Reliant Energy, Inc.*                                          45,809     (336,696)     5,840      (42,924)     51,649     (379,620)
Consolidated Edison, Inc.                                       8,040     (345,398)       940      (40,382)      8,980     (385,780)
Ameren Corp.                                                   10,290     (401,619)     1,290      (50,349)     11,580     (451,968)
PPL Corp.                                                      11,250     (416,475)     1,600      (59,232)     12,850     (475,707)
Pinnacle West Capital Corp.                                    12,700     (437,007)     1,170      (40,260)     13,870     (477,267)
Southern Union Co.                                             23,280     (480,732)     2,749      (56,767)     26,029     (537,499)
NRG Energy, Inc.                                               21,050     (520,988)                             21,050     (520,988)
PG&E Corp.                                                     12,910     (483,480)     1,441      (53,965)     14,351     (537,445)
Sierra Pacific Resources                                       57,170     (547,689)     6,110      (58,534)     63,280     (606,223)
Hawaiian Electric Industries, Inc.                             18,240     (530,966)     2,590      (75,395)     20,830     (606,361)
Dynegy, Inc. - Class A*                                       178,610     (639,424)    22,860      (81,839)    201,470     (721,263)
CMS Energy Corp.                                               53,970     (673,006)     6,380      (79,559)     60,350     (752,565)
NiSource, Inc.                                                 57,230     (844,715)     6,750      (99,630)     63,980     (944,345)
Aqua America, Inc.                                             54,180     (963,320)     6,740     (119,837)     60,920   (1,083,157)
TOTAL UTILITIES                                                         (8,644,048)               (975,293)              (9,619,341)

CONSUMER DISCRETIONARY (4.3)%
Urban Outfitters, Inc.                                                                     10         (319)         10         (319)
RH Donnelley Corp.*                                             1,560       (3,104)       180         (358)      1,740       (3,462)
Idearc, Inc.                                                    7,210       (9,013)       850       (1,063)      8,060      (10,076)
Harte-Hanks, Inc.                                               1,850      (19,185)       220       (2,281)      2,070      (21,466)
Coldwater Creek, Inc.*                                          6,580      (38,098)       780       (4,516)      7,360      (42,614)
Morningstar, Inc.*                                                760      (42,157)       180       (9,985)        940      (52,142)
Chico's FAS, Inc.*                                              8,720      (47,698)     1,030       (5,634)      9,750      (53,332)
Brunswick Corp.                                                 4,140      (52,951)       506       (6,472)      4,646      (59,423)
AnnTaylor Stores Corp.*                                         2,710      (55,934)       320       (6,605)      3,030      (62,539)
Ryland Group, Inc.                                              2,140      (56,753)       250       (6,630)      2,390      (63,383)
Scientific Games Corp. -- Class A*                              2,530      (58,241)       360       (8,287)      2,890      (66,528)
Gannett Co., Inc.                                               3,790      (64,089)       370       (6,257)      4,160      (70,346)
Tim Hortons, Inc.                                               2,090      (61,927)       300       (8,889)      2,390      (70,816)
Macy's, Inc.                                                    3,760      (67,605)       520       (9,350)      4,280      (76,955)
Career Education Corp.*                                         4,800      (78,480)       540       (8,829)      5,340      (87,309)
Interpublic Group of Companies, Inc.*                           9,900      (76,725)     1,400      (10,850)     11,300      (87,575)
International Game Technology                                   4,890      (84,010)       690      (11,854)      5,580      (95,864)
Cablevision Systems Corp. -- Class A                            3,390      (85,292)       480      (12,077)      3,870      (97,369)
Penn National Gaming Inc.*                                      3,360      (89,275)       400      (10,628)      3,760      (99,903)
Jones Apparel Group, Inc.                                       5,020      (92,920)       710      (13,142)      5,730     (106,062)
Williams-Sonoma, Inc.                                           6,430     (104,037)       760      (12,297)      7,190     (116,334)
JC Penney Co., Inc.                                             3,210     (107,021)       360      (12,002)      3,570     (119,023)
Virgin Media, Inc.                                             15,290     (120,791)     1,810      (14,299)     17,100     (135,090)
Boyd Gaming Corp.                                              13,220     (123,739)     1,490      (13,946)     14,710     (137,685)

Coach, Inc.*                                                    4,830     (120,943)       680      (17,027)      5,510     (137,970)
Marriott International, Inc. -- Class A                         4,690     (122,362)       670      (17,480)      5,360     (139,842)
OfficeMax, Inc.                                                14,390     (127,927)     1,720      (15,291)     16,110     (143,218)
Warner Music Group Corp.                                       17,290     (131,404)     2,040      (15,504)     19,330     (146,908)
Office Depot, Inc.*                                            22,850     (132,987)     2,600      (15,132)     25,450     (148,119)
KB Home                                                         6,770     (133,234)       770      (15,154)      7,540     (148,388)
New York Times Co. -- Class A                                   9,690     (138,470)     1,380      (19,720)     11,070     (158,190)
Hearst-Argyle Television, Inc.                                  6,890     (153,854)       980      (21,883)      7,870     (175,737)
Thor Industries, Inc.                                           6,669     (165,525)       780      (19,360)      7,449     (184,885)
Harman International Industries, Inc.                           5,260     (179,208)       620      (21,123)      5,880     (200,331)
Lennar Corp. -- Class A                                        11,970     (181,824)     1,420      (21,570)     13,390     (203,394)
Wyndham Worldwide Corp.                                        11,760     (184,750)     1,520      (23,879)     13,280     (208,629)
Centex Corp.                                                   12,790     (207,198)     1,370      (22,194)     14,160     (229,392)
WABCO Holdings, Inc.                                            6,870     (244,160)       970      (34,474)      7,840     (278,634)
Meredith Corp.                                                  8,910     (249,836)     1,050      (29,442)      9,960     (279,278)
DR Horton, Inc.                                                20,710     (269,644)     2,720      (35,414)     23,430     (305,058)
H&R Block, Inc.                                                12,290     (279,598)     1,680      (38,220)     13,970     (317,818)
Toll Brothers, Inc.*                                           11,700     (295,191)     1,660      (41,882)     13,360     (337,073)
RadioShack Corp.                                               17,780     (307,238)     2,080      (35,942)     19,860     (343,180)
Pulte Homes, Inc.                                              22,410     (313,068)     2,840      (39,675)     25,250     (352,743)
Liz Claiborne, Inc.                                            20,410     (335,336)     2,510      (41,239)     22,920     (376,575)
Federal-Mogul Corp.*                                           27,760     (348,388)     3,940      (49,447)     31,700     (397,835)
Starbucks Corp.*                                               24,070     (357,921)     3,040      (45,205)     27,110     (403,126)
Goodyear Tire & Rubber Co.*                                    23,430     (358,713)     3,330      (50,982)     26,760     (409,695)
Saks, Inc.*                                                    40,860     (377,955)     5,500      (50,875)     46,360     (428,830)
Scripps Networks Interactive, Inc. - Class A                   12,460     (452,423)     1,770      (64,269)     14,230     (516,692)
Eastman Kodak Co.                                              37,260     (573,059)     4,620      (71,056)     41,880     (644,115)
Wendy's/Arby's Group, Inc. - Class A                          143,580     (755,231)                            143,580     (755,231)
TOTAL CONSUMER DISCRETIONARY                                            (9,036,492)             (1,070,009)             (10,106,501)

INDUSTRIALS (6.1)%
HNI Corp.                                                         120       (3,041)        10         (253)        130       (3,294)
BE Aerospace, Inc.*                                               440       (6,965)        50         (792)        490       (7,757)
Thomas & Betts Corp.*                                             630      (24,614)        70       (2,735)        700      (27,349)
Avery Dennison Corp.                                            1,020      (45,370)       150       (6,672)      1,170      (52,042)
Shaw Group Inc.*                                                1,900      (58,387)       340      (10,448)      2,240      (68,835)
Avis Budget Group, Inc.*                                       11,500      (66,010)     1,220       (7,003)     12,720      (73,013)
Manpower Inc.                                                   1,950      (84,162)       230       (9,927)      2,180      (94,089)
Hertz Global Holdings, Inc.*                                   16,140     (122,180)     1,740      (13,172)     17,880     (135,352)
Carlisle Companies, Inc.                                        4,309     (129,141)       480      (14,386)      4,789     (143,527)
Oshkosh Corp.                                                  10,470     (137,785)     1,130      (14,871)     11,600     (152,656)
Armstrong World Industries, Inc                                 5,330     (154,037)       760      (21,964)      6,090     (176,001)
Dun & Bradstreet Corp.                                          1,770     (167,017)       250      (23,590)      2,020     (190,607)
Rockwell Collins, Inc.                                          3,540     (170,239)       500      (24,045)      4,040     (194,284)
Fastenal Co.                                                    3,710     (183,237)       530      (26,177)      4,240     (209,414)
UTi Worldwide, Inc.                                            11,110     (189,092)     1,400      (23,828)     12,510     (212,920)
Graco, Inc.                                                     5,470     (194,787)       650      (23,147)      6,120     (217,934)

Monster Worldwide, Inc.*                                       13,100     (195,321)     1,550      (23,111)     14,650     (218,432)
Copa Holdings SA                                                6,140     (199,550)       730      (23,725)      6,870     (223,275)
Corporate Executive Board Co.                                   6,620     (206,875)       820      (25,625)      7,440     (232,500)
WESCO International, Inc.*                                      6,670     (214,641)       790      (25,422)      7,460     (240,063)
Cintas Corp.                                                    8,960     (257,242)     1,060      (30,433)     10,020     (287,675)
Expeditors International of Washington, Inc.                    7,400     (257,816)     1,050      (36,582)      8,450     (294,398)
Continental Airlines, Inc.*                                    16,290     (271,717)     1,860      (31,025)     18,150     (302,742)
Landstar System, Inc.                                           6,560     (289,034)       920      (40,535)      7,480     (329,569)
FedEx Corp.                                                     3,880     (306,675)       380      (30,035)      4,260     (336,710)
AMR Corp.*                                                     30,780     (302,260)     3,530      (34,665)     34,310     (336,925)
CH Robinson Worldwide, Inc.                                     7,220     (367,931)     1,020      (51,979)      8,240     (419,910)
Owens Corning, Inc.*                                           15,900     (380,169)     2,140      (51,167)     18,040     (431,336)
Stericycle, Inc.*                                               6,700     (394,697)       990      (58,321)      7,690     (453,018)
Robert Half International, Inc.                                18,460     (456,885)     2,180      (53,955)     20,640     (510,840)
Toro Co.                                                       11,450     (472,885)     1,350      (55,755)     12,800     (528,640)
USG Corp.*                                                     18,800     (481,280)     2,540      (65,024)     21,340     (546,304)
Tyco International Ltd.                                        13,980     (489,580)     1,760      (61,635)     15,740     (551,215)
Masco Corp.                                                    27,980     (501,961)     3,490      (62,611)     31,470     (564,572)
Pitney Bowes, Inc.                                             17,280     (574,733)     2,450      (81,487)     19,730     (656,220)
Southwest Airlines Co.                                         47,550     (689,951)     5,620      (81,546)     53,170     (771,497)
United Parcel Service, Inc. -- Class B                         15,540     (977,311)     2,200     (138,358)     17,740   (1,115,669)
Republic Services, Inc.                                        44,230   (1,326,015)                             44,230   (1,326,015)
Delta Air Lines, Inc.*                                        237,059   (1,766,090)     1,899      (14,148)    238,958   (1,780,238)
TOTAL INDUSTRIALS                                                      (13,116,680)             (1,300,151)             (14,416,831)

FINANCIALS (6.9)%
Leucadia National Corp.                                                                    80       (3,635)         80       (3,635)
TCF Financial Corp.                                               340       (6,120)        40         (720)        380       (6,840)
PMI Group, Inc.                                                 2,630       (7,759)       310         (915)      2,940       (8,674)
Comerica, Inc.                                                    340      (11,149)        20         (656)        360      (11,805)
CNA Financial Corp.                                               540      (14,170)        60       (1,574)        600      (15,744)
Taubman Centers, Inc.                                             220      (11,000)       110       (5,500)        330      (16,500)
Camden Property Trust                                             370      (16,968)        50       (2,293)        420      (19,261)
American International Group, Inc.                              5,890      (19,614)       690       (2,298)      6,580      (21,912)
National City Corp.                                            11,540      (20,195)     1,410       (2,468)     12,950      (22,663)
SEI Investments Co.                                             1,030      (22,866)       150       (3,330)      1,180      (26,196)
iStar Financial, Inc.                                          10,450      (27,170)     1,170       (3,042)     11,620      (30,212)
Marshall & Ilsley Corp.                                         1,390      (28,009)       160       (3,224)      1,550      (31,233)
CapitalSource, Inc.                                             2,390      (29,397)       280       (3,444)      2,670      (32,841)
CIT Group, Inc.                                                 5,260      (36,610)       500       (3,480)      5,760      (40,090)
BRE Properties, Inc.                                              900      (44,100)       110       (5,390)      1,010      (49,490)
MGIC Investment Corp.                                           7,790      (54,764)       920       (6,468)      8,710      (61,232)
AmeriCredit Corp.*                                              5,560      (56,323)       510       (5,166)      6,070      (61,489)
E*Trade Financial Corp.*                                       19,750      (55,300)     2,350       (6,580)     22,100      (61,880)
Morgan Stanley                                                  2,390      (54,970)       340       (7,820)      2,730      (62,790)
Equity Residential                                              1,290      (57,289)       180       (7,994)      1,470      (65,283)
General Growth Properties, Inc.                                 4,090      (61,759)       480       (7,248)      4,570      (69,007)
MF Global Ltd.*                                                14,320      (62,149)     1,850       (8,029)     16,170      (70,178)

Kilroy Realty Corp.                                             1,320      (63,083)       190       (9,080)      1,510      (72,163)
Wachovia Corp.                                                 19,020      (66,570)     2,320       (8,120)     21,340      (74,690)
Legg Mason, Inc.                                                1,850      (70,411)       220       (8,373)      2,070      (78,784)
HRPT Properties Trust                                          10,760      (74,136)     1,270       (8,750)     12,030      (82,886)
Discover Financial Services                                     6,140      (84,855)       690       (9,536)      6,830      (94,391)
Fidelity National Financial, Inc -- Class A                     6,580      (96,726)       930      (13,671)      7,510     (110,397)
CME Group, Inc.                                                   260      (96,593)        40      (14,860)        300     (111,453)
CB Richard Ellis Group, Inc. -- Class A*                        7,570     (101,211)       850      (11,365)      8,420     (112,576)
Ventas, Inc.                                                    2,070     (102,299)       400      (19,768)      2,470     (122,067)
Old Republic International Corp.                                8,980     (114,495)       890      (11,348)      9,870     (125,843)
Conseco, Inc.*                                                 34,170     (120,278)     4,210      (14,819)     38,380     (135,097)
Developers Diversified Realty Corp.                             3,880     (122,957)       550      (17,430)      4,430     (140,387)
CBL & Associates Properties, Inc.                               6,970     (139,958)       820      (16,466)      7,790     (156,424)
Public Storage                                                  1,390     (137,624)       200      (19,802)      1,590     (157,426)
Whitney Holding Corp.                                           5,890     (142,833)       700      (16,975)      6,590     (159,808)
Vornado Realty Trust                                            1,560     (141,882)       220      (20,009)      1,780     (161,891)
SunTrust Banks, Inc.                                            3,460     (155,665)       400      (17,996)      3,860     (173,661)
Capitol Federal Financial                                       3,480     (154,268)       490      (21,722)      3,970     (175,990)
Regency Centers Corp.                                           2,460     (164,057)       350      (23,342)      2,810     (187,399)
Regions Financial Corp.                                        18,460     (177,216)     1,990      (19,104)     20,450     (196,320)
Sovereign Bancorp, Inc.                                        44,050     (173,998)     5,680      (22,436)     49,730     (196,434)
Merrill Lynch & Co., Inc.                                       6,920     (175,076)       850      (21,505)      7,770     (196,581)
First Horizon National Corp.                                   18,695     (174,989)     2,340      (21,898)     21,035     (196,887)
XL Capital                                                     10,050     (180,297)     1,290      (23,143)     11,340     (203,440)
Duke Realty Corp.                                               7,450     (183,121)       880      (21,630)      8,330     (204,751)
KeyCorp                                                        15,780     (188,413)     1,870      (22,328)     17,650     (210,741)
Student Loan Corp.                                              2,069     (192,417)       260      (24,180)      2,329     (216,597)
AvalonBay Communities, Inc.                                     2,000     (196,840)       280      (27,558)      2,280     (224,398)
First American Corp.                                            6,800     (200,600)       930      (27,435)      7,730     (228,035)
Eaton Vance Corp.                                               5,840     (205,743)       830      (29,241)      6,670     (234,984)
Webster Financial Corp.                                         8,630     (217,908)     1,000      (25,250)      9,630     (243,158)
Kimco Realty Corp.                                              5,860     (216,468)       830      (30,660)      6,690     (247,128)
Brandywine Realty Trust                                        14,560     (233,397)     1,720      (27,572)     16,280     (260,969)
Franklin Resources, Inc.                                        2,730     (240,595)       390      (34,371)      3,120     (274,966)
New York Community Bancorp, Inc.                               14,660     (246,141)     2,080      (34,923)     16,740     (281,064)
MSCI, Inc. - Class A*                                          10,500     (252,000)     1,490      (35,760)     11,990     (287,760)
Brown & Brown, Inc.                                            12,270     (265,277)     1,450      (31,349)     13,720     (296,626)
SLM Corp.*                                                     21,210     (261,731)     2,830      (34,922)     24,040     (296,653)
Essex Property Trust, Inc.                                      2,290     (270,976)       320      (37,866)      2,610     (308,842)
Citigroup, Inc.                                                13,420     (275,244)     1,710      (35,072)     15,130     (310,316)
Popular, Inc.                                                  37,770     (313,113)     4,630      (38,383)     42,400     (351,496)
Fifth Third Bancorp                                            26,580     (316,302)     3,380      (40,222)     29,960     (356,524)
Lazard  Ltd. -- Class A                                         7,480     (319,845)     1,060      (45,326)      8,540     (365,171)
St Joe Co.*                                                     8,380     (327,574)     1,190      (46,517)      9,570     (374,091)
Willis Group Holdings Ltd.                                     11,850     (382,281)                             11,850     (382,281)
Huntington Bancshares, Inc.                                    42,600     (340,374)     5,320      (42,507)     47,920     (382,881)
Marsh & McLennan Companies, Inc.                               12,860     (408,434)     1,820      (57,803)     14,680     (466,237)
Federal Realty Investment Trust                                 4,850     (415,160)       690      (59,064)      5,540     (474,224)
Capital One Financial Corp.                                     8,620     (439,620)       890      (45,390)      9,510     (485,010)

Simon Property Group, Inc.                                      4,600     (446,200)       650      (63,050)      5,250     (509,250)
Tower Group, Inc.                                              23,039     (542,799)                             23,039     (542,799)
Moody's Corp.                                                  14,450     (491,300)     1,830      (62,220)     16,280     (553,520)
M&T Bank Corp.                                                  5,630     (502,478)       670      (59,798)      6,300     (562,276)
PNC Financial Services Group, Inc.                              6,840     (510,948)       970      (72,459)      7,810     (583,407)
UDR, Inc.                                                      20,780     (543,397)     2,950      (77,143)     23,730     (620,540)
Digital Realty Trust, Inc.                                     17,660     (834,418)     2,510     (118,579)     20,170     (952,997)
TOTAL FINANCIALS                                                       (14,510,286)             (1,791,383)             (16,301,669)
TOTAL COMMON STOCKS SOLD SHORT
   (Proceeds $97,424,676)                                              (75,526,553)             (8,672,377)             (84,198,930)

                                                            CONTRACTS               CONTRACTS               CONTRACTS
                                                           ----------               ---------               ----------
OPTIONS WRITTEN (0.7)%
CALL OPTIONS ON:
NDS Group PLC-SP ADR Expiring October 2008 with
   strike price of 60                                              17         (765)                                 17         (765)
Alpha Natural Resources Inc. Expiring October 2008
   with a strike price of 85                                       17         (850)                                 17         (850)
iShares MSCI Emerging Market Index Expiring October 2008
   with a strike price of 39                                      706      (44,478)       136       (8,568)        842      (53,046)
Constellation Energy Group Expiring October 2008 with a
   strike price of 25                                             420      (56,700)                                420      (56,700)
Alpharma Inc. - Class A Expiring October 2008 with a
   strike price of 35                                             300      (84,000)                                300      (84,000)
Genetech Inc. Expiring October 2008 with a strike
   price of 80                                                    110     (111,100)                                110     (111,100)
October 2008 S&P 500 Index Futures Contracts Expiring
   October 2008 with a strike price of 1190                       119   (1,038,275)        24     (209,400)        143   (1,247,675)
TOTAL CALL OPTIONS
TOTAL OPTIONS WRITTEN
   (Premiums Received $3,174,837)                                       (1,336,168)               (217,968)              (1,554,136)
OTHER ASSETS IN EXCESS OF LIABILITIES - 63.8%                           60,543,494               2,631,823               63,175,317
NET ASSETS - 100.0%                                                    215,998,347              20,246,328              236,244,675

                                                                       UNREALIZED              UNREALIZED                UNREALIZED
                                                            CONTRACTS  GAIN (LOSS)  CONTRACTS     LOSS      CONTRACTS   GAIN (LOSS)
                                                           ----------  -----------  ---------  -----------  ----------  -----------
CURRENCY FUTURES CONTRACTS PURCHASED
December 2008 British Pound Futures Contracts
   (Aggregate Market Value of Contracts $7,909,844)                71      177,764                                  71      177,764

December 2008 New Zealand Dollar Futures Contracts
   (Aggregate Market Value of Contracts $7,561,620)               114       48,587                                 114       48,587
December 2008 Australian Dollar Futures Contracts
   (Aggregate Market Value of Contracts $7,407,200)                94     (140,502)                                 94     (140,502)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $22,878,664)                     85,849                                           85,849

FUTURES CONTRACTS PURCHASED
December 2008 U.S. 10-Year Treasury Note Index Future
   Contracts (Aggregate Market Value of Contracts
   $24,755,625)                                                   216     (174,679)                                216     (174,679)
December 2008 Dow Jones Euro STOXX 50 Index Futures
   Contracts (Aggregate Market Value of Contracts
   $13,986,907)                                                   275     (186,475)        45      (11,966)        320     (198,441)
December 2008 Nikkei-225 Stock Average Index Futures
   Contracts (Aggregate Market Value of Contracts
   $9,615,375)                                                    142     (383,897)        23      (62,180)        165     (446,077)
December 2008 Russell 2000 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $14,931,420)              188     (479,986)        31      (97,071)        219     (577,057)
December 2008 S&P MidCap 400 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $10,162,600)              122     (583,230)        18      (89,814)        140     (673,044)
December 2008 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $47,243,408)              675   (1,784,545)       130     (371,976)        805   (2,156,521)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $120,695,335)                (3,592,812)               (633,007)              (4,225,819)

CURRENCY FUTURES CONTRACTS SOLD SHORT
December 2008 Canadian Dollar Currency Futures Contracts
   (Aggregate Market Value of Contracts $659,680)                   7       (4,918)                                  7       (4,918)
December 2008 Swiss Franc Futures Contracts
   (Aggregate Market Value of Contracts $7,171,200)                64      (96,160)                                 64      (96,160)
December 2008 Japanese Yen Futures Contracts
   (Aggregate Market Value of Contracts $8,430,363)                71     (168,359)                                 71     (168,359)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $16,261,243)                   (269,437)                                        (269,437)

FUTURES CONTRACTS SOLD SHORT
December 2008 U.S. Dollar Index Futures Contracts
   (Aggregate Market Value of Contracts $25,808,250)              325      212,826                                 325      212,826

*    Non-Income Producing Security.

+    All or a portion of this security is on loan at September 30, 2008.

++   Repurchase Agreements - See Notes.


            Pro Forma Statement of Assets and Liabilities (Unaudited)
    Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                                 Strategies Fund
                               September 30, 2008


                                                             MULTI-HEDGE      HEDGED
                                                              STRATEGIES      EQUITY      PRO FORMA      PRO FORMA
                                                                FUND           FUND      ADJUSTMENTS     COMBINED
                                                            ------------   -----------   -----------   ------------
ASSETS
Investment Securities                                       $127,205,237   $11,059,410                 $138,264,647
Repurchase Agreements                                         28,249,616     6,555,095                   34,804,711
                                                            ------------   -----------    --------     ------------
Total Investments                                            155,454,853    17,614,505          --      173,069,358
Segregated Cash with Broker                                   46,748,809       660,562                   47,409,371
Cash                                                               1,674            --                        1,674
Deposits with Brokers for Securities Sold Short               87,614,998    10,086,015                   97,701,013
Variation Margin on Futures Contracts                          2,130,861       757,364                    2,888,225
Receivable for Securities Sold                                40,097,901     3,467,096                   43,564,997
Receivable for Fund Shares Sold                                  390,606         1,700                      392,306
Investment Income Receivable                                     273,134        31,085                      304,219
Receivable for Options Written Premium                           203,434            --                      203,434
                                                            ------------   -----------    --------     ------------
TOTAL ASSETS                                                 332,916,270    32,618,327          --      365,534,597
                                                            ============   ===========    ========     ============
LIABILITIES
Short Sales at Market Value                                   75,526,553     8,672,377                   84,198,930
Written Options at Market Value                                1,336,168       217,968                    1,554,136
Payable upon Return of Securities Loaned                       1,786,618        49,306                    1,835,924
Payable for Securities Purchased                              37,131,615     3,201,880                   40,333,495

Payable for Fund Shares Redeemed                                 725,477       175,931                      901,408
Investment Advisory Fees Payable                                 207,961        19,763                      227,724
Distribution and Service Fees Payable                             73,068         6,347                       79,415
Custody Fees Payable                                                  --             3                            3
Overdraft Due to Custodian Bank                                       --        13,596                       13,596
Short Sales Dividends Payable                                    102,141        10,174                      112,315
Other Liabilities                                                 28,322         4,654                       32,976
                                                            ------------   -----------    --------     ------------
TOTAL LIABILITIES                                            116,917,923    12,371,999          --      129,289,922
                                                            ============   ===========    ========     ============
NET ASSETS                                                  $215,998,347   $20,246,328          --     $236,244,675
                                                            ============   ===========    ========     ============
NET ASSETS CONSIST OF
Paid-In Capital                                             $243,007,682   $25,702,450                 $268,710,132
Undistributed Net Investment Income (Loss)                     1,245,084        78,030                    1,323,114
Accumulated Net Realized Gain (Loss) on Investments          (24,254,794)   (5,234,635)                 (29,489,429)
Net Unrealized Appreciation (Depreciation) on Investments     (3,999,625)     (299,517)                  (4,299,142)
                                                            ------------   -----------    --------     ------------
NET ASSETS                                                  $215,998,347   $20,246,328    $      0     $236,244,675
                                                            ------------   -----------    --------     ------------
A-Class                                                     $ 65,136,060   $ 5,542,531                 $ 70,678,591
C-Class                                                       45,081,792     3,102,845                   48,184,637
H-Class                                                      105,780,495    11,600,952                  117,381,447
SHARES OUTSTANDING
A-Class                                                        2,737,924       254,209     (21,232)       2,970,901
C-Class                                                        1,939,613       145,671     (12,158)       2,073,126
H-Class                                                        4,443,476       531,878     (44,648)       4,930,706
NET ASSET VALUES
A-Class                                                     $      23.79   $     21.80                 $      23.79
A-Class Maximum Offering Price*                                    24.98         22.89                        24.98
C-Class                                                            23.24          21.3                        23.24
H-Class                                                            23.81         21.81                        23.81
                                                            ------------   -----------                 ------------
Cost of Investments                                         $169,079,977   $18,938,389                 $188,018,366
Proceeds from Short Sales                                     87,373,094    10,051,582                   97,424,676
Premiums received for Written Options                          2,678,700       496,137                    3,174,837

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

                  Pro Forma Statement of Operations (Unaudited)
   Hedged Equity Fund, Multi-Hedge Strategies Fund and Pro Forma Multi-Hedge
                                Strategies Fund
                    12-Month Period Ended September 30, 2008


                                                             MULTI-HEDGE       HEDGED
                                                              STRATEGIES       EQUITY       PRO FORMA      PRO FORMA
INVESTMENT INCOME                                                FUND           FUND       ADJUSTMENTS      COMBINED
-----------------                                           -------------   ------------   -----------   -------------
Interest+                                                   $   5,297,864   $    707,132        --       $   6,004,996
Income from Securities Lending, net                               212,960         29,715        --             242,675
Dividends, Net of Foreign Tax Withheld *                        3,236,028        423,715        --           3,659,743
                                                            -------------   ------------       ---       -------------
Total Income                                                    8,746,852      1,160,562        --           9,907,414
                                                            -------------   ------------       ---       -------------
EXPENSES
Investment Advisory Fees                                        3,031,584        367,603                     3,399,187
Distribution & Service Fees:
A-Class                                                           131,002         15,029                       146,031
C-Class                                                           566,708         53,488                       620,196
H-Class                                                           386,362         51,513                       437,875
Short Sales Dividend Expense                                    1,711,472        246,036                     1,957,508
                                                            -------------   ------------       ---       -------------
Total Expenses                                                  5,827,128        733,669        --           6,560,797
                                                            -------------   ------------       ---       -------------
Net Investment Income (Loss)                                    2,919,724        426,893        --           3,346,617
                                                            =============   ============       ===       =============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities                                         (11,502,665)      (353,279)                  (11,855,944)
Swaps                                                          (3,705,314)            --                    (3,705,314)
Futures Contracts                                             (14,094,445)    (3,757,556)                  (17,852,001)
Securities Sold Short                                          10,701,978        228,147                    10,930,125
                                                            -------------   ------------       ---       -------------
Total Net Realized Gain (Loss)                                (18,600,446)    (3,882,688)       --         (22,483,134)
                                                            -------------   ------------       ---       -------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                         (23,667,961)    (3,219,226)                  (26,887,187)
Swaps                                                             363,434             --                       363,434
Futures Contracts                                              (6,611,565)    (1,150,507)                   (7,762,072)
Securities Sold Short                                          19,174,861      2,761,202                    21,936,063
                                                            -------------   ------------                 -------------
Net Change in Unrealized Appreciation (Depreciation)          (10,741,231)    (1,608,531)                  (12,349,762)
                                                            -------------   ------------       ---       -------------
Net Gain (Loss) on Investments                                (29,341,677)    (5,491,219)       --         (34,832,896)
                                                            -------------   ------------       ---       -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        ($26,421,953)   ($5,064,326)       --        ($31,486,279)
                                                            =============   ============       ===       =============
Rebate Income on Proceeds for Securities Sold Short,
   included in Interest                                     $   2,200,969   $    356,374                 $   2,557,343
Foreign Tax Withheld                                               21,111          4,405                        25,516

Notes to the Unaudited Pro Forma Combined Financial Statements September 30,
2008

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES ORGANIZATION

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class Shares. A-Class Shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class Share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.

At September 30, 2008, the Trust consisted of fifty-four separate series and only A-Class, C-Class and H-Class Shares had been issued in the Multi-Hedge Strategies Fund (the "Fund"), which are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.

Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.

BASIS OF COMBINATION

The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Hedged Equity Fund ("Target Fund"), a series of the Trust, by the Multi-Hedge Strategies Fund as if such acquisition had taken place as of October 1, 2007.

Under the terms of the Plan of Reorganization, the combination of the Hedged Equity Fund and the Multi-Hedge Strategies Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Hedged Equity Fund in exchange for shares of the Multi-Hedge Strategies Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Hedged Equity Fund and the Multi-Hedge Strategies Fund have been combined as of and for the period ended September 30, 2008. Following the acquisition, the Multi-Hedge Strategies Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Multi-Hedge Strategies Fund and the Hedged Equity Fund included in their respective semi-annual reports dated September 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Hedged Equity Fund by the Multi-Hedge Strategies Fund had taken place as of October 1, 2007.

SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies and the preparation of financial statements are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The information contained in these notes may not apply to every fund in the Trust.

A. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. (Eastern Time) on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date. Short-term debt securities, if any, are valued at amortized cost, which approximates market value.

Listed options held by the Fund are valued at the Official Settlement Price listed by the exchange. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Fund are valued using the average bid price obtained from one or more security dealers.

The value of futures contracts purchased and sold by the Fund is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

Open-ended investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. Distributions of net investment income and net realized capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Fund may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Fund may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.

H. Throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Fund may utilize short sales and a variety of derivative instruments, including options, futures and options on futures. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Short sales are transactions in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of short sales, options, futures and options on futures, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of short sales, options, futures contracts, and options on futures contracts, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

3. CALL OPTIONS WRITTEN

Transactions in options written during the year ended September 30, 2008, were as follows:

                                                            MULTI-HEDGE
                                                           STRATEGIES FUND
                                                      (FORMERLY, ABSOLUTE RETURN
                                                            STRATEGIES FUND)       HEDGED EQUITY FUND        PRO FORMA COMBINED
                                                      ------------------------   -----------------------   ------------------------
                                                      NUMBER OF     PREMIUMS     NUMBER OF     PREMIUMS    NUMBER OF     PREMIUMS
                                                      CONTRACTS     RECEIVED     CONTRACTS     RECEIVED    CONTRACTS     RECEIVED
                                                      ---------   ------------   ---------   -----------   ---------   ------------
Options outstanding at September 30, 2007                  --     $         --       --      $        --        --     $         --
Options written                                         5,870       21,332,680      513        3,717,125     6,383       25,049,805
Options terminated in closing purchase transactions    (2,779)     (14,166,676)    (275)      (2,430,094)   (3,054)     (16,596,770)
Options expired                                        (1,307)      (4,476,949)     (78)        (790,895)   (1,385)      (5,267,844)
Options exercised                                         (95)         (10,355)      --               --       (95)         (10,355)
                                                       ------     ------------     ----      -----------    ------     ------------
Options outstanding at September 30, 2008               1,689     $  2,678,700      160      $   496,136     1,849     $  3,174,836

4. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Fund that would have been issued at September 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Hedged Equity Fund, as of September 30, 2008, divided by the net asset value per share of the shares of Multi-Hedge Strategies Fund as of September 30, 2008. The pro forma number of shares outstanding, for the combined fund consists of the following at September 30, 2008:

                                            ADDITIONAL

                                           HEDGED EQUITY
                    SHARES OF MULTI-HEDGE  SHARES ASSUMED   TOTAL OUTSTANDING
                       STRATEGIES FUND       ISSUED IN         SHARE POST-
                       PRE-COMBINATION     REORGANIZATION       COMBINATION
                     ------------------   --------------   -----------------
SHARES OUTSTANDING
A-Class                   2,737,924          232,977           2,970,901
C-Class                   1,939,613          133,513           2,073,126
H-Class                   4,443,476          487,230           4,930,706

5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Funds pay Rydex Investments investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Fund.

As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Any of these expenses allocated to the Multi-Hedge Strategies and Hedged Equity Funds are paid by Rydex Investments, as previously noted.

Certain officers and trustees of the Trust are also officers of Rydex
Investments.

6. FEDERAL INCOME TAX INFORMATION

Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

At September 30, 2008, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                 TAX UNREALIZED   TAX UNREALIZED   NET UNREALIZED
FUND                                TAX COST          GAIN             LOSS          GAIN (LOSS)
----                              ------------   --------------   --------------   --------------
Multi-Hedge Strategies Fund       $170,786,235     $17,208,134     $(19,350,443)    $(2,142,309)
Hedged Equity Fund                  19,051,587       2,227,762       (2,007,470)        220,292
Pro Forma Combined                 189,837,822     19,435,896      (21,357,913)     (1,922,017)

7. REPURCHASE AGREEMENTS

The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund's custodian and is evaluated to ensure that its market value exceeds by, at a minimum, 102% of the original face amount of the repurchase agreements. The Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

The repurchase agreements executed by the joint account and outstanding at September 30, 2008, were as follows:

COUNTERPARTY                   TERMS OF AGREEMENT    FACE VALUE     MARKET VALUE    REPURCHASE PRICE
------------                   ------------------   ------------   --------------   ----------------
Morgan Stanley                 0.15% due 10/01/08   $682,099,856   $  682,099,856    $  682,102,698
Mizuho Financial Group, Inc.   0.26% due 10/01/08    565,000,000      565,000,000       565,004,081
Morgan Stanley                 0.10% due 10/01/08    400,000,000      400,000,000       400,001,111
Credit Suisse Group            0.25% due 10/01/08    139,360,464      139,360,464       139,361,432
                                                                   --------------    --------------
                                                                   $1,786,460,320    $1,786,469,322
                                                                   ==============    ==============

At September 30, 2008, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE          MATURITY DATES       RANGE OF RATES     PAR VALUE     MARKET VALUE
-------------        -------------------   ---------------   ------------   --------------
U.S. Treasury Note   12/31/08 - 8/15/17    3.375% - 4.750%   $793,096,500   $  816,275,910
U.S. TIP Bond             04/15/28              3.625%        289,705,400      474,835,309
U.S. Treasury Bond   05/15/16 - 04/15/28   3.625% - 7.250%    216,596,900      279,371,569
U.S. Treasury Bill   10/02/08 - 09/24/09         --           252,540,300      251,799,789
                                                                            --------------
                                                                            $1,822,282,577
                                                                            ==============

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

8. PORTFOLIO SECURITIES LOANED

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the statement of operations is shown net of rebates paid to borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Fund acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at a minimum of 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. Under the terms of the Funds' securities lending agreement with U.S Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At September 30, 2008, the cash collateral investments consisted of a money market mutual fund. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

Subsequent to September 30, 2008, the Funds ceased participation in securities lending.

The following represents a breakdown of the collateral:

MUTUAL FUND
-------------------------------------------   ----------   ------------
      Issuer                                    Shares     Market Value
----- -------------------------------------   ----------   ------------
      Mount Vernon Securities Lending Trust   11,532,939   $11,532,939
                                                           -----------
Total Mutual Fund                                          $11,532,939
                                                           ===========
------------
At September 30, 2008 the following Funds participated in securities lending and received cash collateral:

                                                     Value of
             Fund              Cash Collateral   Securities Loaned
----------------------------   ---------------   -----------------
Multi-Hedge Strategies          $1,786,618.00      $1,792,921.00
Fund
Hedged Equity Fund                  49,306.00          49,024.00
Pro Forma Combined               1,835,924.00       1,841,945.00

E. MISCELLANEOUS

     Independent Registered Public Accounting Firm

     The audited financial statements and financial highlights of the Funds for the years ended March 21, 2008 and 2007, incorporated into this SAI, have been audited by Ernst & Young, the Funds' independent registered public accounting firm, to the extent indicated in their report thereon which is included in the Annual Reports. The audited financial statements and financial highlights for prior years were audited by a predecessor independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Rydex Series Funds (the "Registrant") is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust, dated as of March 13, 1993, as amended (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Registrant's Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Registrant's Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.


ITEM 16. EXHIBITS:

(1)(a) Registrant's Certificate of Trust dated February 10, 1993 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(1)(b) Registrant's Declaration of Trust dated March 13, 1993 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the U.S. Securities and Exchange Commission (the "SEC") on October 30, 1996.

(1)(c) Amendment dated November 2, 1993 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(1)(d) Amendment dated February 25, 2000 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(4) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 1, 2000.

(1)(e) Amendment dated November 21, 2005 to the Declaration of Trust dated March 13, 1993 of the Registrant is incorporated herein by reference to Exhibit (a)(5) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(2) Registrant's Amended and Restated Bylaws are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A (File No 033-59692), as filed with the SEC via EDGAR Accession No. 0001169232-06-001381 on March 3, 2006.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5) Reference is made to Article VII of the Registrant's Declaration of Trust dated March 13, 1993, which has been incorporated herein by reference in Exhibit (1)(b) of this Registration Statement.

(6)(a) Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisors, Inc. with respect to the Absolute Return Strategies and Hedged Equity Funds, is incorporated herein by reference to Exhibit
         (d)(3) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(6)(b) Schedule A as last amended August 27, 2008 to the Advisory Agreement dated January 18, 2008 between the Registrant and PADCO Advisor Inc., with respect to the Absolute Return Strategies and Hedged Equity Funds, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(7) Distribution Agreement dated January 18, 2008 between the Registrant and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 75 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-000948 on April 21, 2008.

(8)      Not applicable.

(9)(a) Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(9)(b) Amendment dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) to the Custody Agreement dated November 30, 1993 between the Registrant and Star Bank, N.A. (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(9)(c) Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(9)(d) Revised Schedule II to the Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, N.A. (formerly, Star Bank, N.A.) is incorporated herein by reference to Exhibit (g)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(10)(a) Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000912057-01-525748 on July 30, 2001.

(10)(b) Amendment dated November 5, 2001 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(10)(c) Amendment dated August 27, 2008 to the Amended and Restated Distribution and Shareholder Services Plan for Advisor Class Shares and C-Class Shares dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(10)(d) Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on August 2, 2000.

(10)(e) Amendment dated August 27, 2008 to the Distribution Plan for H-Class Shares dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(10)(f) Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(10)(g) Amendment dated August 27, 2008 to the Distribution Plan for A-Class Shares dated November 5, 2001 is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(10)(h) Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on May 24, 2005.

(10)(i) Amendment dated August 27, 2008 to the Amended and Restated Rule 18f-3 Plan dated August 30, 2004 is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is filed herewith.

(12) Form of Opinion and Consent of Morgan, Lewis & Bockius LLP, regarding certain tax matters, is filed herewith.

(13)(a) Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-05-001236 on May 24, 2005.

(13)(b) Amendment dated August 27, 2008 to the Amended and Restated Service Agreement dated November 15, 2004 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(13)(c) Accounting Services Agreement dated September 25, 1996 between the Registrant and PADCO Service Company, Inc. d/b/a Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC on October 30, 1996.

(13)(d) Amendment dated August 27, 2008 to the Accounting Services Agreement dated September 25, 1996 between the Registrant and Rydex Fund Services, Inc. is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-003028 on December 17, 2008.

(14)(a)  Consent of Ernst & Young LLP is filed herewith.

(14)(b)  Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15)     Not applicable.

(16) Powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

(17)(a) Combined Code of Ethics for the Registrant, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, PADCO Advisors, Inc. d/b/a Rydex Investments, PADCO Advisors II, Inc. d/b/a Rydex Investments, Rydex Capital Partners I, LLC, Rydex Capital Partners II, LLC, and Rydex Distributors, Inc. is incorporated herein by reference to Exhibit
         (p)(1) of Post-Effective Amendment No. 30 to Rydex Variable Trust's

         Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0001104659-08-009438 on February 12, 2008.

(17)(b) Prospectus and Statement of Additional Information dated August 1, 2008, with respect to the Absolute Return Strategies Fund and Hedged Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant's Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC via EDGAR Accession No. 0000935069-08-001690 on July 29, 2008.

(17)(c) Supplement dated August 25, 2008 to the Registrant's A-Class and C-Class Shares Prospectuses dated August 1, 2008 is incorporated herein by reference to definitive materials filed with the SEC via EDGAR Accession No. 0000935069-08-001864 on August 25, 2008 pursuant to Rule 497 under the Securities Act of 1933, as amended.

(17)(d) The Report of the Independent Registered Public Accounting Firm and audited financial statements for the Absolute Return Strategies Fund and Hedged Equity Fund are incorporated herein by reference to the Registrant's Annual Report to Shareholders on Form N-CSR, as filed with the SEC via EDGAR Accession No. 0000935069-08-001457 on June 12, 2008.

(17)(e) The unaudited financial statements of the Absolute Return Strategies Fund and Hedged Equity Fund are incorporated herein by reference to the Registrant's Semi-Annual Report on Form N-CSR, as filed with the SEC via EDGAR Accession No. 0000935069-08-002913 on December 5, 2008.

ITEM 17. UNDERTAKINGS:

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Rockville, and State of Maryland on this 26th day of February, 2009.

                                                   RYDEX SERIES FUNDS

                                                   /S/ CARL G. VERBONCOEUR
                                                   -----------------------
                                                   Carl G. Verboncoeur
                                                   President

As required of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                             TITLE                                                DATE
----------                             -----                                                ----
/S/ CARL G. VERBONCOEUR                President and Chief Executive Officer                February 26, 2009
---------------------------
Carl G. Verboncoeur

             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
J.Kenneth Dalton


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
John O. Demaret


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
Patrick T. McCarville


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
Roger Somers


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
Corey A. Colehour


/S/ MICHAEL P. BYRUM                   Member of the Board of Trustees                      February 26, 2009
---------------------------
Michael P. Byrum


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
Werner E. Keller


             *                         Member of the Board of Trustees                      February 26, 2009
---------------------------
Thomas F. Lydon


/S/ NICK BONOS                         Vice President and Treasurer                         February 26, 2009
---------------------------
Nick Bonos


* /S/ CARL G. VERBONCOEUR
---------------------------
Carl G. Verboncoeur

*Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0000935069-08-001345 on May 30, 2008.

                                  EXHIBIT INDEX

NUMBER            EXHIBIT:
------            --------

EX-99.11 Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the legality of securities being issued

EX-99.12 Form of Opinion and Consent of Morgan, Lewis & Bockius LLP regarding tax matters

EX-99.14A       Consent of Ernst & Young LLP

EX-99.14B       Consent of Morgan, Lewis & Bockius LLP